| 1
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
DOW 2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 86 .6%
FINANCIAL - 23 .1%
Goldman Sachs Group, Inc.
4,463 $ 4,513,744
Visa, Inc. — Class A
4,463 1,531,211
American Express Co.
4,463 1,509,610
Travelers Companies, Inc.
4,463 1,473,325
JPMorgan Chase & Co.
4,463 1,460,874
Total Financial 10,488,764
INDUSTRIAL - 16 .4%
Caterpillar, Inc.
4,463 4,752,649
Honeywell International, Inc.
4,463 999,266
Boeing Co.*
4,463 966,105
3M Co.
4,463 722,604
Total Industrial 7,440,624
CONSUMER, NON-CYCLICAL - 13 .7%
UnitedHealth Group, Inc.
4,463 1,854,957
Amgen, Inc.
4,463 1,616,142
Johnson & Johnson
4,463 1,133,468
Procter & Gamble Co.
4,463 654,454
Merck & Company, Inc.
4,463 573,495
Coca-Cola Co.
4,463 362,708
Total Consumer, Non-cyclical 6,195,224
TECHNOLOGY - 12 .8%
Microsoft Corp.
4,463 1,664,788
Apple, Inc.
4,463 1,291,414
International Business
Machines Corp.
4,463 1,255,040
NVIDIA Corp.
4,463 893,002
Salesforce, Inc.
4,463 699,174
Total Technology 5,803,418
COMMUNICATIONS - 8 .0%
Alphabet, Inc. — Class A
4,463 1,594,942
Amazon.com, Inc.*
4,463 1,063,712
Cisco Systems, Inc.
4,463 524,224
Walt Disney Co.
4,463 429,564
Total Communications 3,612,442
CONSUMER, CYCLICAL - 7 .6%
Home Depot, Inc.
4,463 1,574,011
McDonald's Corp.
4,463 1,206,394
Walmart, Inc.
4,463 505,479
A
A
A SHARES VALUE
COMMON STOCKS - 86.6% (continued)
CONSUMER, CYCLICAL - 7.6% (continued)
NIKE, Inc. — Class B
4,463 $ 183,206
Total Consumer, Cyclical 3,469,090
BASIC MATERIALS - 3 .4%
Sherwin-Williams Co.
4,463 1,536,700
ENERGY - 1 .6%
Chevron Corp.
4,463 739,787
Total Common Stocks
(Cost $19,997,540) 39,286,049
MONEY MARKET FUNDS
(a)
- 2 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
1,107,041 1,107,041
Total Money Market Funds
(Cost $1,107,041) 1,107,041
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 4 .3%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 965,092 965,092
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 965,046 965,046
Total Repurchase Agreements
(Cost $1,930,138) 1,930,138
Total Investments - 93.3%
(Cost $23,034,719) $ 42,323,228
Other Assets & Liabilities, net - 6.7% 3,055,331
Total Net Assets - 100.0% $ 45,378,559
*
Non-income producing security.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
DOW 2x STRATEGY FUND
June 30, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
Dow Jones Industrial Average Mini Futures Contracts 15 Sep 2026 $ 3,950,475 $ 25,150
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
Dow Jones
Industrial
Average Pay
4.53% (Federal
Funds Rate +
0.90%) At Maturity 09/22/26 441 $ 23,054,134 $ 1,005,284
Barclays Bank
plc
Dow Jones
Industrial
Average Pay
4.58% (SOFR +
0.90%) At Maturity 09/28/26 469 24,536,212 156,409
$ 47,590,346 $ 1,161,693
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 39,286,049 $ — $ — $ 39,286,049
Money Market Funds 1,107,041 — — 1,107,041
Repurchase Agreements — 1,930,138 — 1,930,138
Equity Futures Contracts
(a)
25,150 — — 25,150
Equity Index Swap Agreements
(a)
— 1,161,693 — 1,161,693
Total Assets $ 40,418,240 $ 3,091,831 $ — $ 43,510,071
– – – –
(a)
Reported as unrealized appreciation/(depreciation) at period end.

| 3
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE DOW 2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 1 .9%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
55,508 $ 55,508
Total Money Market Funds
(Cost $55,508) 55,508
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 78 .5%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,132,479 1,132,479
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 78.5% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 1,132,425 $ 1,132,425
Total Repurchase Agreements
(Cost $2,264,904) 2,264,904
Total Investments - 80.4%
(Cost $2,320,412) $ 2,320,412
Other Assets & Liabilities, net - 19.6% 564,730
Total Net Assets - 100.0% $ 2,885,142
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold Short
Dow Jones Industrial Average Mini Futures Contracts 1 Sep 2026 $ 263,365 $ (517)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
Dow Jones
Industrial
Average Receive
4.28% (SOFR +
0.60%) At Maturity 09/28/26 84 $ 4,373,270 $ (41,272)
BNP Paribas
Dow Jones
Industrial
Average Receive
4.13% (Federal
Funds Rate +
0.50%) At Maturity 09/22/26 22 1,131,005 (50,063)
$ 5,504,275 $ (91,335)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE DOW 2x STRATEGY FUND
June 30, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 55,508 $ — $ — $ 55,508
Repurchase Agreements — 2,264,904 — 2,264,904
Total Assets $ 55,508 $ 2,264,904 $ — $ 2,320,412
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 517 $ — $ — $ 517
Equity Index Swap Agreements
(a)
— 91,335 — 91,335
Total Liabilities $ 517 $ 91,335 $ — $ 91,852
(a)
Reported as unrealized appreciation/(depreciation) at period end.

| 5
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 87 .5%
TECHNOLOGY - 50 .1%
NVIDIA Corp.
494,731 $ 98,990,726
Apple, Inc.
300,260 86,883,234
Micron Technology, Inc.
63,647 73,467,096
Microsoft Corp.
151,863 56,647,936
Advanced Micro Devices,
Inc.*
92,028 53,459,986
Intel Corp.*
283,657 39,607,027
Broadcom, Inc.
96,928 36,614,552
Applied Materials, Inc.
44,809 32,396,907
Lam Research Corp.
70,580 30,584,431
KLA Corp.
73,723 22,242,966
Sandisk Corp.*
8,358 19,003,835
Texas Instruments, Inc.
51,364 15,310,068
Palantir Technologies,
Inc. — Class A*
129,586 15,118,799
Marvell Technology, Inc.
49,372 14,707,425
Western Digital Corp.
19,453 12,425,020
Seagate Technology Holdings
plc
12,655 12,212,075
QUALCOMM, Inc.
59,486 10,992,418
Crowdstrike Holdings,
Inc. — Class A*
14,368 10,964,796
Analog Devices, Inc.
27,490 10,918,203
ASML Holding N.V.
5,172 10,289,384
ARM Holdings plc ADR*
23,930 8,484,860
Fortinet, Inc.*
41,349 6,352,033
Cadence Design Systems,
Inc.*
15,566 5,842,231
Datadog, Inc. — Class A*
18,671 4,861,182
Synopsys, Inc.*
10,807 4,820,679
Adobe, Inc.*
22,812 4,676,916
Astera Labs, Inc.*
9,674 4,672,736
Teradyne, Inc.
8,835 4,274,726
Intuit, Inc.
15,438 4,029,318
NXP Semiconductors N.V.
14,249 4,004,396
Monolithic Power Systems,
Inc.
2,773 3,833,284
Lumentum Holdings, Inc.*
4,391 3,767,741
Nebius Group N.V. — Class
A*
12,439 3,435,279
Electronic Arts, Inc.
14,152 2,901,726
Microchip Technology, Inc.
30,594 2,790,173
Take-Two Interactive
Software, Inc.*
10,479 2,619,540
CoreWeave, Inc. — Class A*
25,260 2,514,380
Autodesk, Inc.*
11,908 2,315,153
Paychex, Inc.
20,221 1,988,331
Roper Technologies, Inc.
5,696 1,927,469
Strategy, Inc. — Class A*
18,670 1,622,983
Workday, Inc. — Class A*
11,344 1,388,733
Total Technology 745,960,753
COMMUNICATIONS - 19 .4%
Amazon.com, Inc.*
219,912 52,413,826
Alphabet, Inc. — Class A
119,062 42,549,187
Alphabet, Inc. — Class C
111,539 39,410,075
Meta Platforms, Inc. — Class
A
60,540 34,101,576
Cisco Systems, Inc.
222,446 26,128,507
Netflix, Inc.*
237,649 16,968,138
Palo Alto Networks, Inc.*
46,053 15,704,994
T-Mobile US, Inc.
61,077 10,244,445
A
A
A SHARES VALUE
COMMON STOCKS - 87.5% (continued)
COMMUNICATIONS - 19.4% (continued)
AppLovin Corp. — Class A*
17,255 $ 8,890,294
Shopify, Inc. — Class A*
68,831 7,859,123
Booking Holdings, Inc.
43,733 7,794,970
Comcast Corp. — Class A
201,076 4,936,416
MercadoLibre, Inc.*
2,861 4,856,233
DoorDash, Inc. — Class A*
23,215 4,283,864
Warner Bros Discovery, Inc.*
141,498 3,772,337
Airbnb, Inc. — Class A*
23,587 3,375,300
PDD Holdings, Inc. ADR*
37,696 2,875,451
Thomson Reuters Corp.
21,507 1,756,477
Total Communications 287,921,213
CONSUMER, CYCLICAL - 8 .5%
Tesla, Inc.*
102,124 42,953,355
Walmart, Inc.
275,314 31,182,064
Costco Wholesale Corp.
25,039 23,423,233
Starbucks Corp.
64,322 6,573,065
Marriott International,
Inc. — Class A
14,882 5,515,120
O'Reilly Automotive, Inc.*
46,771 4,307,141
Ross Stores, Inc.
18,181 3,869,826
PACCAR, Inc.
29,702 3,567,804
Fastenal Co.
64,793 3,112,008
Copart, Inc.*
52,251 1,472,956
Total Consumer, Cyclical 125,976,572
CONSUMER, NON-CYCLICAL - 5 .6%
Amgen, Inc.
30,460 11,030,175
PepsiCo, Inc.
77,138 10,444,485
Gilead Sciences, Inc.
70,072 8,852,896
Intuitive Surgical, Inc.*
19,988 7,948,828
Vertex Pharmaceuticals, Inc.*
14,324 7,115,161
Monster Beverage Corp.*
55,197 5,305,536
Automatic Data Processing,
Inc.
22,560 5,052,312
Mondelez International,
Inc. — Class A
72,447 4,190,334
Cintas Corp.
22,580 3,840,406
Regeneron Pharmaceuticals,
Inc.
5,814 3,625,262
Coca-Cola Europacific
Partners plc
25,165 2,518,262
Keurig Dr Pepper, Inc.
76,787 2,513,239
IDEXX Laboratories, Inc.*
4,452 2,343,711
Alnylam Pharmaceuticals,
Inc.*
7,535 2,268,261
PayPal Holdings, Inc.
49,784 2,149,673
GE HealthCare Technologies,
Inc.
25,673 1,643,329
Kraft Heinz Co.
66,923 1,580,721
Dexcom, Inc.*
21,778 1,466,748
Total Consumer, Non-cyclical 83,889,339
INDUSTRIAL - 1 .6%
CSX Corp.
104,869 4,984,424
Honeywell International, Inc.
17,881 4,003,556
Honeywell Aerospace, Inc.*
17,881 3,953,131
Rocket Lab Corp.*
32,663 3,320,194
Ferrovial N.V.
40,605 2,785,909
Axon Enterprise, Inc.*
4,549 2,550,215

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 87.5% (continued)
INDUSTRIAL - 1.6% (continued)
Old Dominion Freight Line,
Inc.
11,737 $ 2,542,234
Total Industrial 24,139,663
UTILITIES - 1 .0%
Constellation Energy Corp.
20,385 5,063,022
American Electric Power
Company, Inc.
30,708 4,201,161
Xcel Energy, Inc.
35,232 2,829,130
Exelon Corp.
57,748 2,692,212
Total Utilities 14,785,525
BASIC MATERIALS - 0 .9%
Linde plc
26,094 13,541,221
ENERGY - 0 .4%
Baker Hughes Co. — Class A
55,990 3,107,445
Diamondback Energy, Inc.
15,877 2,790,859
Total Energy 5,898,304
Total Common Stocks
(Cost $617,119,496) 1,302,112,590
MONEY MARKET FUNDS
(a)
- 3 .1%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b)
46,349,903 46,349,903
Total Money Market Funds
(Cost $46,349,903) 46,349,903
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 3 .5%
U.S. Treasury Bills
3.63% due 08/20/26
(c),(d)
$ 20,000,000 $ 19,897,889
3.63% due 08/11/26
(c),(d)
17,000,000 16,930,188
3.65% due 07/02/26
(c)
15,000,000 14,998,479
Total U.S. Treasury Bills
(Cost $51,828,528) 51,826,556
REPURCHASE AGREEMENTS
(e)
- 1 .9%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 13,853,448 13,853,448
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 13,852,781 13,852,781
Total Repurchase Agreements
(Cost $27,706,229) 27,706,229
Total Investments - 96.0%
(Cost $743,004,156) $ 1,427,995,278
Other Assets & Liabilities, net - 4.0% 59,396,754
Total Net Assets - 100.0% $ 1,487,392,032
*
Non-income producing security.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
Rate indicated is the effective yield at the time of purchase.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Repurchase Agreements — See Note 4 .
ADR — American Depositary Receipt
LLC — Limited Liability Company
plc — Public Limited Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
NASDAQ-100 Index Mini Futures Contracts 486 Sep 2026 $ 296,664,120 $ 5,280,533
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas
NASDAQ-100
Index Pay
4.53% (Federal
Funds Rate +
0.90%) At Maturity 09/22/26 31,134 $ 942,628,875 $ 43,740,704
Barclays Bank
plc
NASDAQ-100
Index Pay
4.68% (SOFR +
1.00%) At Maturity 09/28/26 7,153 216,560,014 1,842,438
Goldman Sachs
International
NASDAQ-100
Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 7,287 220,624,092 (536,105)
$ 1,379,812,981 $ 45,047,037
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 1,302,112,590 $ — $ — $ 1,302,112,590
Money Market Funds 46,349,903 — — 46,349,903
U.S. Treasury Bills — 51,826,556 — 51,826,556
Repurchase Agreements — 27,706,229 — 27,706,229
Equity Futures Contracts
(a)
5,280,533 — — 5,280,533
Equity Index Swap Agreements
(a)
— 45,583,142 — 45,583,142
Total Assets $ 1,353,743,026 $ 125,115,927 $ — $ 1,478,858,953
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 536,105 $ — $ 536,105
(a)
Reported as unrealized appreciation/(depreciation) at period end.

8 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 6 .4%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
591,756 $ 591,756
Total Money Market Funds
(Cost $591,756) 591,756
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 71 .0%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 3,312,687 3,312,687
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 3,312,527 3,312,527
Total Repurchase Agreements
(Cost $6,625,214) 6,625,214
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 10 .7%
U.S. Treasury Bills
due 08/18/26
(e),(f)
$ 1,000,000 $ 995,131
Total U.S. Treasury Bills
(Cost $995,131) 995,131
Total Investments - 88.1%
(Cost $8,212,101) $ 8,212,101
Other Assets & Liabilities, net - 11.9% 1,113,890
Total Net Assets - 100.0% $ 9,325,991
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
(e)
Rate indicated is the effective yield at the time of purchase.
(f)
Zero coupon rate security.
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold
NASDAQ-100 Index Mini Futures Contracts 2 Sep 2026 $ 1,220,940 $ (6,840)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
NASDAQ-100
Index Receive
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/24/26 149 $ 4,524,234 $ 13,489
Barclays Bank
plc
NASDAQ-100
Index Receive
4.33% (SOFR +
0.65%) At Maturity 09/28/26 255 7,728,932 (65,962)
BNP Paribas
NASDAQ-100
Index Receive
4.13% (Federal
Funds Rate +
0.50%) At Maturity 09/22/26 170 5,153,753 (506,188)
$ 17,406,919 $ (558,661)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE NASDAQ-100
®
2x STRATEGY FUND
June 30, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 591,756 $ — $ — $ 591,756
Repurchase Agreements — 6,625,214 — 6,625,214
U.S. Treasury Bills — 995,131 — 995,131
Equity Index Swap Agreements
(a)
— 13,489 — 13,489
Total Assets $ 591,756 $ 7,633,834 $ — $ 8,225,590
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 6,840 $ — $ — $ 6,840
Equity Index Swap Agreements
(a)
— 572,150 — 572,150
Total Liabilities $ 6,840 $ 572,150 $ — $ 578,990
(a)
Reported as unrealized appreciation/(depreciation) at period end.

10 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 24 .9%
CONSUMER, NON-CYCLICAL - 6 .2%
BrightSpring Health Services,
Inc.*
878 $ 61,232
Cytokinetics, Inc.*
,(a)
712 60,655
Krystal Biotech, Inc.*
141 52,405
Alkermes plc*
902 47,260
Praxis Precision Medicines,
Inc.*
,(a)
135 45,197
Glaukos Corp.*
310 43,326
TG Therapeutics, Inc.*
,(a)
783 43,018
HealthEquity, Inc.*
457 41,276
Vaxcyte, Inc.*
,(a)
709 41,214
Protagonist Therapeutics,
Inc.*
331 40,574
Lantheus Holdings, Inc.*
,(a)
351 38,940
Kymera Therapeutics, Inc.*
,(a)
337 38,644
Oscar Health, Inc. — Class A*
1,297 36,990
PTC Therapeutics, Inc.*
446 36,380
Nuvalent, Inc. — Class A*
289 35,692
Spyre Therapeutics, Inc.*
,(a)
401 35,601
Cogent Biosciences, Inc.*
897 34,714
Twist Bioscience Corp.*
334 34,362
Ligand Pharmaceuticals,
Inc. — Class B*
,(a)
108 34,138
Scholar Rock Holding Corp.*
601 33,055
Rhythm Pharmaceuticals,
Inc.*
297 32,976
Definium Therapeutics, Inc.*
700 32,928
Apogee Therapeutics, Inc.*
243 32,253
Xenon Pharmaceuticals, Inc.*
528 31,870
Liquidia Corp.*
,(a)
380 30,297
Mirum Pharmaceuticals,
Inc.*
,(a)
255 29,853
CG oncology, Inc.*
,(a)
397 28,207
CRISPR Therapeutics AG*
502 27,379
Travere Therapeutics, Inc.*
481 27,326
Legence Corp. — Class A*
316 26,933
Indivior Pharmaceuticals, Inc.*
645 26,464
Herc Holdings, Inc.
180 25,801
Oruka Therapeutics, Inc.*
271 25,791
Veracyte, Inc.*
,(a)
436 25,606
Dianthus Therapeutics, Inc.*
,(a)
255 24,857
LivaNova plc*
302 24,833
10X Genomics, Inc. — Class
A*
641 24,576
Laureate Education,
Inc. — Class A*
658 23,899
RadNet, Inc.*
385 23,743
Tango Therapeutics, Inc.*
758 23,695
Covista, Inc.*
185 23,062
Remitly Global, Inc.*
,(a)
1,022 22,903
Merit Medical Systems, Inc.*
322 22,327
Celcuity, Inc.*
,(a)
207 21,656
Brink's Co.
225 21,260
IRhythm Holdings, Inc.*
178 21,173
Crinetics Pharmaceuticals,
Inc.*
,(a)
558 20,880
Brookdale Senior Living,
Inc. — Class A*
1,290 20,756
GEO Group, Inc.*
689 20,360
Denali Therapeutics, Inc.*
,(a)
791 20,345
Catalyst Pharmaceuticals,
Inc.*
633 19,895
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Erasca, Inc.*
1,077 $ 19,731
Stride, Inc.*
228 19,663
ICU Medical, Inc.*
133 19,498
Graham Holdings
Co. — Class B
17 19,404
Chefs' Warehouse, Inc.*
,(a)
200 19,220
Haemonetics Corp.*
254 19,050
Cal-Maine Foods, Inc.
(a)
235 18,932
Korn Ferry
284 18,909
Concentra Group Holdings
Parent, Inc.
634 18,861
Beam Therapeutics, Inc.*
,(a)
533 18,293
ImmunityBio, Inc.*
,(a)
2,079 18,202
WD-40 Co.
74 18,029
Option Care Health, Inc.*
859 18,013
Adaptive Biotechnologies
Corp.*
829 17,782
Immunovant, Inc.*
459 17,685
ACADIA Pharmaceuticals,
Inc.*
693 17,533
Vita Coco Company, Inc.*
264 17,461
Ultragenyx Pharmaceutical,
Inc.*
520 17,363
Integer Holdings Corp.*
185 17,288
Ideaya Biosciences, Inc.*
,(a)
451 16,809
Privia Health Group, Inc.*
650 16,725
Dyne Therapeutics, Inc.*
734 16,302
Relay Therapeutics, Inc.*
,(a)
869 16,259
Arcutis Biotherapeutics, Inc.*
616 16,152
CoreCivic, Inc.*
529 16,071
Amneal Pharmaceuticals,
Inc.*
919 15,908
Edgewise Therapeutics, Inc.*
385 15,643
Celldex Therapeutics, Inc.*
420 15,628
GPGI, Inc. — Class A
974 15,438
GRAIL, Inc.*
,(a)
222 15,156
Sezzle, Inc.*
88 15,103
United Natural Foods, Inc.*
329 15,025
SELLAS Life Sciences Group,
Inc.*
,(a)
1,015 14,981
Arcus Biosciences, Inc.*
,(a)
481 14,829
Acadia Healthcare Company,
Inc.*
501 14,795
National HealthCare Corp.
70 14,795
Vera Therapeutics,
Inc. — Class A*
344 14,761
Kiniksa Pharmaceuticals
International plc — Class A*
228 14,581
VeraDermics, Inc.*
117 14,384
Tarsus Pharmaceuticals, Inc.*
225 14,161
ABM Industries, Inc.
318 14,068
Supernus Pharmaceuticals,
Inc.*
302 14,046
StoneCo Ltd. — Class A
1,249 13,539
Axogen, Inc.*
283 13,072
Nektar Therapeutics*
185 12,915
Establishment Labs Holdings,
Inc.*
146 12,528
BioCryst Pharmaceuticals,
Inc.*
1,252 12,520
Nurix Therapeutics, Inc.*
516 12,518
Vericel Corp.*
,(a)
277 12,324

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 11
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Andersons, Inc.
180 $ 12,312
Intellia Therapeutics, Inc.*
727 12,301
TransMedics Group, Inc.*
185 12,288
Marzetti Co.
107 12,215
Prestige Consumer
Healthcare, Inc.*
258 12,196
Alarm.com Holdings, Inc.*
258 12,054
Immunome, Inc.*
,(a)
567 12,015
Alumis, Inc.*
425 11,959
Clover Health Investments
Corp.*
2,263 11,858
Agios Pharmaceuticals,
Inc.*
,(a)
318 11,801
Dentsply Sirona, Inc.
1,101 11,682
Enliven Therapeutics, Inc.*
230 11,672
Astrana Health, Inc.*
245 11,370
Flywire Corp.*
,(a)
646 11,350
Pediatrix Medical Group, Inc.*
448 11,348
LeMaitre Vascular, Inc.
(a)
118 11,323
Interparfums, Inc.
100 11,186
Disc Medicine, Inc.*
,(a)
152 11,117
Universal Technical Institute,
Inc.*
258 11,035
LifeStance Health Group,
Inc.*
,(a)
1,030 11,031
Perdoceo Education Corp.
342 10,944
Aurinia Pharmaceuticals, Inc.*
642 10,895
Ocular Therapeutix, Inc.*
1,108 10,881
UFP Technologies, Inc.*
41 10,870
Trevi Therapeutics, Inc.*
576 10,742
Neogen Corp.*
1,192 10,716
Biohaven Ltd.*
718 10,684
PACS Group, Inc.*
250 10,660
Progyny, Inc.*
368 10,609
Spectrum Brands Holdings,
Inc.
123 10,547
Syndax Pharmaceuticals,
Inc.*
,(a)
479 10,471
ADMA Biologics, Inc.*
1,241 10,387
NeoGenomics, Inc.*
708 10,330
John Wiley & Sons,
Inc. — Class A
(a)
212 10,284
Omnicell, Inc.*
,(a)
246 10,214
Payoneer Global, Inc.*
1,423 10,132
Recursion Pharmaceuticals,
Inc. — Class A*
,(a)
2,753 10,104
Sarepta Therapeutics, Inc.*
,(a)
560 10,063
Addus HomeCare Corp.*
100 10,047
CorVel Corp.*
159 9,941
PROG Holdings, Inc.
213 9,928
Stoke Therapeutics, Inc.*
296 9,685
Monte Rosa Therapeutics,
Inc.*
,(a)
398 9,632
Butterfly Network,
Inc. — Class A*
1,133 9,540
Cimpress plc*
92 9,356
EVERTEC, Inc.
336 9,334
Innoviva, Inc.*
407 9,243
MBX Biosciences, Inc.*
,(a)
167 9,218
ANI Pharmaceuticals, Inc.*
,(a)
111 9,189
Healthcare Services Group,
Inc.*
374 9,185
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Strategic Education, Inc.
119 $ 9,118
AtaiBeckley, Inc.*
1,723 9,080
Fortrea Holdings, Inc.*
519 9,031
Palvella Therapeutics, Inc.*
59 9,016
Viridian Therapeutics, Inc.*
486 8,928
Iovance Biotherapeutics, Inc.*
2,141 8,907
Amylyx Pharmaceuticals, Inc.*
495 8,890
Harmony Biosciences
Holdings, Inc.*
243 8,848
Taysha Gene Therapies,
Inc.*
,(a)
1,290 8,785
Novocure Ltd.*
575 8,711
Turning Point Brands, Inc.
(a)
102 8,651
Absci Corp.*
,(a)
744 8,623
ManpowerGroup, Inc.
252 8,510
CBIZ, Inc.*
265 8,501
UroGen Pharma Ltd.*
229 8,427
Mineralys Therapeutics, Inc.*
309 8,337
Teladoc Health, Inc.*
980 8,310
BellRing Brands, Inc.*
639 8,269
Kodiak Sciences, Inc.*
,(a)
212 8,260
Insperity, Inc.
199 8,221
Flowers Foods, Inc.
(a)
1,028 8,121
Lincoln Educational Services
Corp.*
162 8,084
Huron Consulting Group, Inc.*
89 8,024
TIC Solutions, Inc.*
975 7,888
Perrigo Company plc
758 7,876
Arlo Technologies, Inc.*
584 7,872
CareDx, Inc.*
276 7,866
First Advantage Corp.*
,(a)
432 7,798
Paymentus Holdings,
Inc. — Class A*
320 7,731
Novavax, Inc.*
820 7,724
Nuvation Bio, Inc.*
,(a)
1,356 7,702
Marqeta, Inc. — Class A*
1,886 7,657
AtriCure, Inc.*
269 7,527
TriNet Group, Inc.
151 7,473
Damora Therapeutics, Inc.*
287 7,465
Boston Beer Company,
Inc. — Class A*
42 7,435
GeneDx Holdings
Corp. — Class A*
,(a)
108 7,414
Harrow, Inc.*
,(a)
174 7,390
Xeris Biopharma Holdings,
Inc.*
922 7,302
Vestis Corp.*
500 7,260
Herbalife Ltd.*
552 7,259
Surgery Partners, Inc.*
430 7,224
agilon health, Inc.*
67 7,181
AnaptysBio, Inc.*
106 7,155
ICF International, Inc.
98 7,140
NPK International, Inc.*
446 7,096
ArriVent Biopharma, Inc.*
204 7,087
Ingles Markets, Inc. — Class
A
80 7,086
Bicara Therapeutics, Inc.*
238 7,066
MannKind Corp.*
1,656 7,055
Universal Corp.
135 7,043
Capricor Therapeutics, Inc.*
,(a)
289 6,959
Inspire Medical Systems, Inc.*
156 6,959

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Rapport Therapeutics, Inc.*
165 $ 6,876
AMN Healthcare Services,
Inc.*
,(a)
212 6,862
Edgewell Personal Care Co.
255 6,849
Procept Biorobotics Corp.*
,(a)
302 6,819
Pennant Group, Inc.*
184 6,799
Vir Biotechnology, Inc.*
661 6,736
Ardelyx, Inc.*
1,315 6,706
Coursera, Inc.*
1,184 6,678
Zymeworks, Inc.*
253 6,613
Integra LifeSciences Holdings
Corp.*
368 6,609
QuidelOrtho Corp.*
,(a)
371 6,498
BioLife Solutions, Inc.*
230 6,495
Enovis Corp.*
,(a)
313 6,479
Collegium Pharmaceutical,
Inc.*
,(a)
177 6,407
Dlocal Ltd. — Class A
490 6,368
Sonida Senior Living, Inc.*
155 6,324
Tyra Biosciences, Inc.*
198 6,324
Upbound Group, Inc.
297 6,302
Willdan Group, Inc.*
79 6,249
Avanos Medical, Inc.*
246 6,120
Xencor, Inc.*
375 6,037
J & J Snack Foods Corp.
82 6,023
Simply Good Foods Co.*
453 6,016
EyePoint, Inc.*
416 5,949
Precigen, Inc.*
,(a)
1,039 5,922
Cullinan Therapeutics, Inc.*
325 5,918
Dole plc
423 5,804
AdaptHealth Corp. — Class
A*
554 5,773
Alphatec Holdings, Inc.*
667 5,770
Azenta, Inc.*
,(a)
226 5,768
Deluxe Corp.
241 5,755
Tandem Diabetes Care, Inc.*
376 5,674
Maze Therapeutics, Inc.*
190 5,670
US Physical Therapy, Inc.
82 5,632
Artivion, Inc.*
246 5,528
Kailera Therapeutics, Inc.*
248 5,463
Corvus Pharmaceuticals, Inc.*
364 5,438
CONMED Corp.
166 5,433
BrightView Holdings, Inc.*
382 5,413
Pacira BioSciences, Inc.*
,(a)
213 5,404
Olema Pharmaceuticals,
Inc.*
,(a)
422 5,279
STAAR Surgical Co.*
183 5,250
Weis Markets, Inc.
(a)
67 5,247
Eton Pharmaceuticals, Inc.*
144 5,213
American Public Education,
Inc.*
96 5,155
Grocery Outlet Holding Corp.*
510 5,090
Savara, Inc.*
823 5,070
Kura Oncology, Inc.*
458 5,024
Del Monte Corp.
179 4,996
Personalis, Inc.*
365 4,891
CRA International, Inc.
34 4,838
Inhibrx Biosciences, Inc.*
51 4,832
Annexon, Inc.*
836 4,774
Replimune Group, Inc.*
426 4,716
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Quanex Building Products
Corp.
250 $ 4,655
Transcat, Inc.*
50 4,638
BioAge Labs, Inc.*
,(a)
189 4,632
Barrett Business Services,
Inc.
129 4,582
Driven Brands Holdings, Inc.*
328 4,572
Zevra Therapeutics, Inc.*
317 4,546
Target Hospitality Corp.*
219 4,459
iRadimed Corp.
46 4,396
Matthews International
Corp. — Class A
163 4,388
MeiraGTx Holdings plc*
323 4,364
Sionna Therapeutics, Inc.*
,(a)
99 4,355
ORIC Pharmaceuticals,
Inc.*
,(a)
402 4,354
Anteris Technologies Global
Corp.*
440 4,334
WaVe Life Sciences Ltd.*
742 4,311
Esperion Therapeutics, Inc.*
1,362 4,304
Kforce, Inc.
91 4,270
Solid Biosciences, Inc.*
423 4,226
Coty, Inc. — Class A*
1,947 4,206
Seneca Foods Corp. — Class
A*
24 4,175
Avalo Therapeutics, Inc.*
225 4,158
Arbutus Biopharma Corp.*
865 4,152
Certara, Inc.*
625 4,094
National Beverage Corp.*
131 4,087
Clarivate plc*
1,883 4,067
Guardian Pharmacy Services,
Inc. — Class A*
,(a)
97 4,061
Vor BioPharma, Inc.*
,(a)
219 4,032
Green Dot Corp. — Class A*
296 3,999
Septerna, Inc.*
119 3,985
Legalzoom.com, Inc.*
648 3,972
Custom Truck One Source,
Inc.*
330 3,897
LB Pharmaceuticals, Inc.*
120 3,895
Jade Biosciences, Inc.*
,(a)
175 3,888
Zenas Biopharma, Inc.*
153 3,883
Rigel Pharmaceuticals, Inc.*
99 3,873
SI-BONE, Inc.*
237 3,868
Geron Corp.*
3,010 3,853
Castle Biosciences, Inc.*
161 3,840
Maravai LifeSciences
Holdings, Inc. — Class A*
607 3,788
John B Sanfilippo & Son, Inc.
44 3,784
Alto Neuroscience, Inc.*
141 3,721
Ironwood Pharmaceuticals,
Inc. — Class A*
881 3,709
Omeros Corp.*
,(a)
388 3,690
Theravance Biopharma, Inc.*
217 3,689
Aktis Oncology, Inc.*
114 3,674
Helen of Troy Ltd.*
126 3,663
Kestra Medical Technologies
Ltd.*
144 3,663
Tactile Systems Technology,
Inc.*
123 3,663
Mission Produce, Inc.*
308 3,631
Aveanna Healthcare
Holdings, Inc.*
421 3,608

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 13
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Mama's Creations, Inc.*
202 $ 3,606
CytomX Therapeutics, Inc.*
957 3,589
Janux Therapeutics, Inc.*
233 3,579
Phibro Animal Health
Corp. — Class A
113 3,548
Relmada Therapeutics, Inc.*
509 3,522
Verra Mobility Corp. — Class
A*
827 3,515
Candel Therapeutics, Inc.*
341 3,512
Amphastar Pharmaceuticals,
Inc.*
,(a)
174 3,511
Sana Biotechnology, Inc.*
,(a)
988 3,448
Beta Bionics, Inc.*
219 3,432
Aclaris Therapeutics, Inc.*
637 3,370
4D Molecular Therapeutics,
Inc.*
,(a)
247 3,285
Oddity Tech Ltd. — Class A*
217 3,283
OPKO Health, Inc.*
2,168 3,252
Altimmune, Inc.*
1,069 3,250
Cass Information Systems,
Inc.
63 3,233
Lexicon Pharmaceuticals,
Inc.*
1,339 3,214
CorMedix, Inc.*
401 3,148
Cerus Corp.*
1,070 3,124
REGENXBIO, Inc.*
260 3,115
Utz Brands, Inc.
398 3,065
Spire Global, Inc. — Class A*
164 3,050
Avalyn Pharma, Inc.*
92 3,029
Allogene Therapeutics, Inc.*
1,428 2,970
Carriage Services,
Inc. — Class A
77 2,952
Cytek Biosciences, Inc.*
654 2,897
Ceribell, Inc.*
148 2,879
Phathom Pharmaceuticals,
Inc.*
,(a)
265 2,875
Sutro Biopharma, Inc.*
86 2,855
Ennis, Inc.
134 2,847
Myriad Genetics, Inc.*
497 2,838
Ocugen, Inc.*
1,838 2,812
Bright Minds Biosciences,
Inc.*
40 2,808
Pulse Biosciences, Inc.*
100 2,773
FTAI Infrastructure, Inc.
593 2,752
Achieve Life Sciences, Inc.*
419 2,736
ClearPoint Neuro, Inc.*
152 2,712
Arvinas, Inc.*
320 2,659
ARS Pharmaceuticals, Inc.*
,(a)
331 2,651
AngioDynamics, Inc.*
200 2,602
Pacific Biosciences of
California, Inc.*
1,518 2,550
C4 Therapeutics, Inc.*
545 2,545
Ginkgo Bioworks Holdings,
Inc.*
256 2,537
First Tracks Biotherapeutics,
Inc.*
126 2,535
MiMedx Group, Inc.*
652 2,510
Climb Bio, Inc.*
189 2,465
Bioventus, Inc. — Class A*
,(a)
259 2,445
Sagimet Biosciences,
Inc. — Class A*
316 2,443
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Aquestive Therapeutics,
Inc.*
,(a)
581 $ 2,417
Design Therapeutics, Inc.*
,(a)
166 2,402
Varex Imaging Corp.*
228 2,378
Contineum Therapeutics,
Inc. — Class A*
145 2,377
Emergent BioSolutions, Inc.*
280 2,346
Prothena Corporation plc*
239 2,340
Community Health Systems,
Inc.*
699 2,335
MiniMed Group, Inc.*
155 2,317
Monro, Inc.
134 2,293
Shattuck Labs, Inc.*
330 2,290
Immix Biopharma, Inc.*
221 2,279
Vital Farms, Inc.*
,(a)
196 2,279
NeuroPace, Inc.*
143 2,272
Oncology Institute, Inc.*
412 2,237
Enanta Pharmaceuticals, Inc.*
153 2,231
Monopar Therapeutics, Inc.*
24 2,222
Ovid therapeutics, Inc.*
824 2,217
Evolus, Inc.*
319 2,214
Forte Biosciences, Inc.*
104 2,210
Generate Biomedicines, Inc.*
131 2,210
Natural Grocers by Vitamin
Cottage, Inc.
71 2,202
Rezolute, Inc.*
421 2,189
Tejon Ranch Co.*
116 2,169
Cross Country Healthcare,
Inc.*
164 2,166
Fulgent Genetics, Inc.*
104 2,134
XOMA Royalty Corp.*
50 2,125
Village Super Market,
Inc. — Class A
50 2,109
Crescent Biopharma, Inc.*
116 2,088
Viemed Healthcare, Inc.*
183 2,086
ACCO Brands Corp.
496 2,063
X4 Pharmaceuticals, Inc.*
435 2,031
Kyverna Therapeutics, Inc.*
226 2,014
MapLight Therapeutics, Inc.*
56 2,007
Orthofix Medical, Inc.*
218 1,993
Kelly Services, Inc. — Class A
161 1,977
Tenax Therapeutics, Inc.*
135 1,964
Delcath Systems, Inc.*
155 1,951
Alamar Biosciences, Inc.*
72 1,950
Strata Critical Medical, Inc.*
367 1,934
Puma Biotechnology, Inc.*
238 1,930
Neurogene, Inc.*
61 1,918
Perspective Therapeutics,
Inc.*
555 1,893
Honest Company, Inc.*
517 1,892
Tectonic Therapeutic, Inc.*
55 1,891
Cabaletta Bio, Inc.*
606 1,885
Zura Bio Ltd. — Class A*
317 1,870
Prime Medicine, Inc.*
506 1,867
OrthoPediatrics Corp.*
95 1,817
Vanda Pharmaceuticals, Inc.*
290 1,775
Lexeo Therapeutics, Inc.*
381 1,774
Atea Pharmaceuticals, Inc.*
381 1,772
Editas Medicine, Inc.*
538 1,743
Nature's Sunshine Products,
Inc.*
79 1,722

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Aura Biosciences, Inc.*
241 $ 1,711
Nuvectis Pharma, Inc.*
,(a)
92 1,692
B&G Foods, Inc.
(a)
423 1,684
Fennec Pharmaceuticals,
Inc.*
156 1,677
Rocket Pharmaceuticals, Inc.*
486 1,662
Palisade Bio, Inc.*
794 1,659
Verastem, Inc.*
430 1,643
Westrock Coffee Co.*
202 1,638
Eledon Pharmaceuticals, Inc.*
414 1,631
Nathan's Famous, Inc.
16 1,626
Century Therapeutics, Inc.*
663 1,624
Olaplex Holdings, Inc.*
774 1,587
Akebia Therapeutics, Inc.*
1,390 1,585
OraSure Technologies, Inc.*
353 1,574
Chaince Digital Holdings, Inc.*
359 1,569
Hertz Global Holdings, Inc.*
692 1,567
MacroGenics, Inc.*
338 1,562
Compass Therapeutics,
Inc.*
,(a)
705 1,544
Benitec Biopharma, Inc.*
115 1,539
Eikon Therapeutics, Inc.*
,(a)
117 1,527
Electromed, Inc.*
36 1,523
Repay Holdings
Corp. — Class A*
351 1,474
Assembly Biosciences, Inc.*
53 1,456
OmniAb, Inc.*
592 1,456
Abeona Therapeutics, Inc.*
235 1,452
Immuneering Corp. — Class
A*
288 1,437
Once Upon a Farm PBC*
70 1,434
CapsoVision, Inc.*
,(a)
188 1,425
MGP Ingredients, Inc.
80 1,402
Innovage Holding Corp.*
118 1,398
Distribution Solutions Group,
Inc.*
51 1,395
DiaMedica Therapeutics, Inc.*
197 1,387
NRC Health — Class A
64 1,380
Quad/Graphics, Inc.
162 1,366
USCB Financial Holdings, Inc.
66 1,350
SpyGlass Pharma, Inc.*
60 1,336
Accendra Health, Inc.*
388 1,327
Inhibikase Therapeutics,
Inc.*
,(a)
653 1,326
Upstream Bio, Inc.*
189 1,308
Zentalis Pharmaceuticals,
Inc.*
269 1,305
Hackett Group, Inc.
121 1,303
Lineage Cell Therapeutics,
Inc.*
991 1,298
Cadiz, Inc.*
308 1,287
Anavex Life Sciences Corp.*
496 1,285
Alico, Inc.
31 1,282
USANA Health Sciences, Inc.*
60 1,281
Franklin Covey Co.*
51 1,251
Ardent Health, Inc.*
,(a)
127 1,250
Priority Technology Holdings,
Inc.*
185 1,234
Senseonics Holdings, Inc.*
,(a)
212 1,204
ALX Oncology Holdings, Inc.*
580 1,201
Galectin Therapeutics, Inc.*
258 1,197
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Opus Genetics, Inc.*
288 $ 1,184
Limoneira Co.
90 1,182
TriSalus Life Sciences, Inc.*
258 1,174
Fulcrum Therapeutics, Inc.*
319 1,168
Entrada Therapeutics, Inc.*
158 1,163
Shoulder Innovations, Inc.*
57 1,156
Lumexa Imaging Holdings,
Inc.*
102 1,151
Utah Medical Products, Inc.
16 1,104
Larimar Therapeutics, Inc.*
358 1,092
Protara Therapeutics, Inc.*
281 1,073
TrueBlue, Inc.*
154 1,073
Alector, Inc.*
528 1,061
Keros Therapeutics, Inc.*
99 1,059
Embecta Corp.
322 1,050
Karyopharm Therapeutics,
Inc.*
107 1,045
Atrium Therapeutics, Inc.*
77 1,036
RxSight, Inc.*
214 1,031
KORU Medical Systems, Inc.*
243 1,021
Minerva Neurosciences, Inc.*
183 1,016
Precision BioSciences, Inc.*
129 1,014
Surrozen, Inc.*
39 1,012
InfuSystem Holdings, Inc.*
104 1,004
Tonix Pharmaceuticals
Holding Corp.*
78 995
Quanterix Corp.*
230 994
Niagen Bioscience, Inc.*
311 992
Voyager Therapeutics, Inc.*
283 990
Invivyd, Inc.*
1,132 988
Coherus Oncology, Inc.*
703 984
Paysafe Ltd.*
131 979
Arcturus Therapeutics
Holdings, Inc.*
144 968
Foghorn Therapeutics, Inc.*
196 956
Neumora Therapeutics, Inc.*
552 938
Protalix BioTherapeutics, Inc.*
398 927
Lifeway Foods, Inc.*
31 925
Orchestra BioMed Holdings,
Inc.*
214 923
SAB Biotherapeutics, Inc.*
234 913
Acme United Corp.
19 907
Anika Therapeutics, Inc.*
62 907
Evommune, Inc.*
68 904
Organogenesis Holdings,
Inc. — Class A*
372 904
CPI Card Group, Inc.*
43 894
Oramed Pharmaceuticals, Inc.
183 880
Acacia Research Corp.*
188 876
Caribou Biosciences, Inc.*
494 869
Inogen, Inc.*
133 858
Lucid Diagnostics, Inc.*
800 856
Greenwich Lifesciences, Inc.*
36 845
Corbus Pharmaceuticals
Holdings, Inc.*
89 835
ProKidney Corp. — Class
A*
,(a)
407 830
SIGA Technologies, Inc.
227 826
Spruce Biosciences, Inc.*
15 810
MediWound Ltd.*
55 809

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, NON-CYCLICAL - 6.2% (continued)
Whitehawk Therapeutics,
Inc.*
175 $ 801
Lifecore Biomedical, Inc.*
152 798
Prelude Therapeutics, Inc.*
149 794
Korro Bio, Inc.*
60 791
Information Services Group,
Inc.
189 777
CAMP4 Therapeutics Corp.*
170 743
Cartesian Therapeutics, Inc.*
71 740
Lyell Immunopharma, Inc.*
51 717
KinderCare Learning
Companies, Inc.*
166 706
RCM Technologies, Inc.*
25 706
Alta Equipment Group, Inc.*
107 692
AN2 Therapeutics, Inc.*
142 687
Nkarta, Inc.*
240 679
Acumen Pharmaceuticals,
Inc.*
254 678
Canton Strategic Holdings,
Inc.*
239 674
Agenus, Inc.*
214 655
Gyre Therapeutics, Inc.*
99 652
OnKure Therapeutics,
Inc. — Class A*
141 643
Stereotaxis, Inc.*
367 631
LENZ Therapeutics, Inc.*
,(a)
110 625
ADC Therapeutics S.A.*
577 617
Unicycive Therapeutics, Inc.*
131 614
Hyperfine, Inc. — Class A*
421 568
Nautilus Biotechnology, Inc.*
267 499
Black Diamond Therapeutics,
Inc.*
254 470
BRC, Inc. — Class A*
419 465
CVRx, Inc.*
83 427
Sanara Medtech, Inc.*
18 425
Armata Pharmaceuticals, Inc.*
64 415
HireQuest, Inc.
30 377
Heron Therapeutics, Inc.*
859 367
Emerald Holding, Inc.
68 343
Alpha Teknova, Inc.*
60 341
SBC Medical Group Holdings,
Inc.*
104 320
Forafric Global plc*
30 302
Context Therapeutics, Inc.*
501 277
Elicio Therapeutics, Inc.*
70 274
Artiva Biotherapeutics, Inc.*
25 242
AirSculpt Technologies, Inc.*
52 234
MarketWise, Inc.
12 214
Connect Biopharma Holdings
Ltd.*
81 193
Public Policy Holding
Company, Inc.
24 178
Ligand Pharmaceuticals,
Inc.
(b)
46 —
Total Consumer, Non-cyclical 4,287,256
FINANCIAL - 6 .1%
Hut 8 Corp.*
556 64,187
UMB Financial Corp.
397 56,676
Riot Platforms, Inc.*
1,921 52,597
CareTrust REIT, Inc.
(a)
1,223 49,348
Old National Bancorp
(a)
1,881 48,718
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Compass, Inc. — Class A*
3,869 $ 47,705
StoneX Group, Inc.*
392 46,452
Cipher Digital, Inc.*
1,827 44,761
Ryman Hospitality Properties,
Inc. REIT
338 43,450
Core Scientific, Inc.*
,(a)
1,690 43,247
Macerich Co. REIT
(a)
1,538 38,742
Valley National Bancorp
(a)
2,633 38,573
Terreno Realty Corp. REIT
576 37,308
Glacier Bancorp, Inc.
714 36,828
Jackson Financial,
Inc. — Class A
356 36,451
Essential Properties Realty
Trust, Inc. REIT
(a)
1,187 35,432
United Bankshares, Inc.
754 34,556
Hancock Whitney Corp.
446 33,325
Atlantic Union Bankshares
Corp.
778 32,917
Ameris Bancorp
356 32,133
Selective Insurance Group,
Inc.
328 31,819
Kite Realty Group Trust
REIT
(a)
1,113 31,587
Essent Group Ltd.
491 31,561
Enova International, Inc.*
131 31,536
Axos Financial, Inc.*
299 29,120
Home BancShares, Inc.
1,017 29,035
MARA Holdings, Inc.*
2,086 28,975
Phillips Edison & Company,
Inc. REIT
693 28,843
Outfront Media, Inc. REIT
868 28,436
Radian Group, Inc.
736 27,725
Piper Sandler Companies
380 27,489
HA Sustainable Infrastructure
Capital, Inc.
694 27,101
Sabra Health Care REIT,
Inc.
(a)
1,374 26,807
Moelis & Co. — Class A
406 26,561
Eastern Bankshares, Inc.
1,185 26,354
Independent Bank Corp.
372 25,998
CNO Financial Group, Inc.
505 25,745
Fulton Financial Corp.
1,054 25,496
Lemonade, Inc.*
387 25,174
Flagstar Bank North
America
(a)
1,671 24,965
First Financial Bankshares,
Inc.
721 24,947
ServisFirst Bancshares, Inc.
(a)
282 24,464
Texas Capital Bancshares,
Inc.
236 24,369
Tanger, Inc. REIT
(a)
617 24,353
Associated Banc-Corp
784 24,124
Bread Financial Holdings, Inc.
220 23,837
United Community Banks, Inc.
659 23,124
COPT Defense Properties
REIT
(a)
625 22,744
International Bancshares
Corp.
299 22,709
First BanCorp
842 21,951
WSFS Financial Corp.
286 21,945
Cathay General Bancorp
354 21,944
BGC Group, Inc. — Class A
2,030 21,701

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Renasant Corp.
510 $ 21,695
Broadstone Net Lease, Inc.
REIT
(a)
1,048 21,662
Independence Realty Trust,
Inc. REIT
1,292 21,563
CVB Financial Corp.
922 20,791
Dave, Inc.*
,(a)
55 20,492
Marex Group plc
335 20,418
WesBanco, Inc.
520 20,296
SL Green Realty Corp. REIT
392 20,294
PJT Partners, Inc. — Class A
133 20,075
National Health Investors, Inc.
REIT
261 19,904
Apple Hospitality REIT, Inc.
1,183 19,886
Cleanspark, Inc.*
1,362 19,817
Genworth Financial,
Inc. — Class A*
2,077 19,669
Victory Capital Holdings,
Inc. — Class A
232 19,502
BankUnited, Inc.
402 19,477
First Financial Bancorp
573 19,385
Community Financial System,
Inc.
288 19,331
First Interstate BancSystem,
Inc. — Class A
(a)
494 19,049
Highwoods Properties, Inc.
REIT
601 18,126
Palomar Holdings, Inc.*
143 18,074
Simmons First National
Corp. — Class A
791 17,916
Nicolet Bankshares, Inc.
108 17,862
Seacoast Banking
Corporation of Florida
531 17,656
Bank of Hawaii Corp.
(a)
215 17,520
StepStone Group,
Inc. — Class A
418 17,288
Towne Bank
476 17,250
Cushman & Wakefield Ltd.*
1,286 17,220
LXP Industrial Trust REIT
317 17,080
NMI Holdings, Inc. — Class
A*
414 17,011
Banc of California, Inc.
830 16,957
Park National Corp.
91 16,652
Provident Financial Services,
Inc.
699 16,524
Upstart Holdings, Inc.*
,(a)
460 16,298
McGrath RentCorp
134 16,218
Curbline Properties Corp.
REIT
(a)
533 16,203
Urban Edge Properties REIT
696 15,924
Mercury General Corp.
147 15,673
Dynex Capital, Inc. REIT
1,181 15,483
WaFd, Inc.
(a)
401 15,386
Acadia Realty Trust REIT
(a)
735 15,369
Miami International Holdings,
Inc.*
412 15,310
DigitalBridge Group, Inc.
963 15,196
InvenTrust Properties Corp.
REIT
427 15,116
First Merchants Corp.
343 14,986
Blackstone Mortgage Trust,
Inc. — Class A REIT
869 14,730
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Four Corners Property Trust,
Inc. REIT
599 $ 14,705
Park Hotels & Resorts, Inc.
REIT
1,016 14,478
First Bancorp
220 14,065
Baldwin Insurance Group,
Inc. — Class A*
528 14,034
PennyMac Financial Services,
Inc.
161 14,023
Beacon Financial Corp.
458 13,946
Trustmark Corp.
303 13,941
NBT Bancorp, Inc.
279 13,774
SiriusPoint Ltd.*
571 13,704
DiamondRock Hospitality Co.
REIT
1,113 13,556
Bancorp, Inc.*
216 13,530
Customers Bancorp, Inc.*
168 13,289
FB Financial Corp.
239 13,229
Skyward Specialty Insurance
Group, Inc.*
226 13,187
Enterprise Financial Services
Corp.
199 13,110
St. Joe Co.
209 13,090
First Busey Corp.
442 13,039
BancFirst Corp.
(a)
117 13,002
Bank of NT Butterfield & Son
Ltd.
218 12,971
Newmark Group,
Inc. — Class A
853 12,889
Happen, Inc.*
617 12,797
WisdomTree, Inc.
(a)
733 12,417
Northwest Bancshares, Inc.
801 12,143
Banner Corp.
182 12,092
Artisan Partners Asset
Management, Inc. — Class
A
347 11,982
ARMOUR Residential REIT,
Inc. REIT
684 11,936
Pebblebrook Hotel Trust
REIT
(a)
611 11,860
Webull Corp.*
1,808 11,788
Cohen & Steers, Inc.
153 11,649
OFG Bancorp
232 11,384
Horace Mann Educators
Corp.
219 11,311
First Commonwealth Financial
Corp.
554 11,263
NETSTREIT Corp. REIT
(a)
533 11,262
Sunstone Hotel Investors, Inc.
REIT
983 11,255
Brookfield Business
Corp. — Class A
377 11,253
Diversified Healthcare Trust
REIT
1,201 11,169
Bitdeer Technologies
Group — Class A*
699 11,093
Stock Yards Bancorp, Inc.
143 10,935
Stewart Information Services
Corp.
165 10,893
Acadian Asset Management,
Inc.
152 10,871
HCI Group, Inc.
61 10,690
Nelnet, Inc. — Class A
80 10,666
Encore Capital Group, Inc.*
,(a)
114 10,635

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 17
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Douglas Emmett, Inc. REIT
(a)
892 $ 10,526
Getty Realty Corp. REIT
(a)
314 10,475
National Bank Holdings
Corp. — Class A
235 10,441
LTC Properties, Inc. REIT
268 10,305
Xenia Hotels & Resorts, Inc.
REIT
505 10,282
Federal Agricultural Mortgage
Corp. — Class C
51 10,163
Pathward Financial, Inc.
116 10,099
City Holding Co.
76 10,081
Walker & Dunlop, Inc.
182 9,955
Smartstop Self Storage REIT,
Inc. REIT
(a)
304 9,880
S&T Bancorp, Inc.
(a)
199 9,767
Innovative Industrial
Properties, Inc. REIT
155 9,607
German American Bancorp,
Inc.
201 9,539
Triumph Financial, Inc.*
124 9,462
Global Net Lease, Inc. REIT
1,041 9,307
Hope Bancorp, Inc.
673 9,207
Ellington Financial, Inc. REIT
671 9,132
Dime Commercial
Bancshares, Inc.
221 8,984
OceanFirst Financial Corp.
455 8,886
ConnectOne Bancorp, Inc.
263 8,795
QCR Holdings, Inc.
90 8,762
TriCo Bancshares
161 8,670
Kemper Corp.
321 8,654
Hamilton Insurance Group
Ltd. — Class B
250 8,485
Hilltop Holdings, Inc.
217 8,415
Bank First Corp.
(a)
56 8,308
Origin Bancorp, Inc.
162 8,286
Lakeland Financial Corp.
133 8,209
Pagseguro Digital
Ltd. — Class A
898 8,127
Live Oak Bancshares, Inc.
196 8,005
RLJ Lodging Trust REIT
(a)
673 7,975
1st Source Corp.
(a)
97 7,913
Apollo Commercial Real
Estate Finance, Inc. REIT
729 7,786
Orchid Island Capital, Inc.
REIT
(a)
1,107 7,716
Westamerica BanCorp
129 7,568
Peoples Bancorp, Inc.
192 7,375
Two Harbors Investment
Corp. REIT
573 7,111
Tompkins Financial Corp.
74 6,994
Slide Insurance Holdings,
Inc.*
356 6,896
Enact Holdings, Inc.
149 6,811
Merchants Bancorp
(a)
136 6,800
UMH Properties, Inc. REIT
443 6,707
Heritage Financial Corp.
224 6,635
American Assets Trust, Inc.
REIT
268 6,617
Univest Financial Corp.
151 6,606
Preferred Bank/Los Angeles
CA
61 6,482
Neptune Insurance Holdings,
Inc. — Class A*
205 6,458
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
First Mid Bancshares, Inc.
133 $ 6,396
Old Second Bancorp, Inc.
273 6,366
Community Trust Bancorp,
Inc.
87 6,295
Byline Bancorp, Inc.
167 6,289
Piedmont Realty Trust,
Inc. — Class A REIT*
683 6,249
Ladder Capital Corp. — Class
A REIT
617 6,139
United Fire Group, Inc.
117 6,135
Goosehead Insurance,
Inc. — Class A*
126 6,111
Chimera Investment Corp.
REIT
453 6,043
Perella Weinberg
Partners — Class A
378 6,033
Easterly Government
Properties, Inc. — Class
A REIT
240 5,983
Burke & Herbert Financial
Services Corp.
83 5,964
Metropolitan Bank Holding
Corp.
60 5,926
Safety Insurance Group, Inc.
79 5,914
Pelagos Insurance Capital
Ltd.
237 5,771
Universal Insurance Holdings,
Inc.
137 5,666
Capitol Federal Financial, Inc.
659 5,608
Arbor Realty Trust, Inc. REIT
1,033 5,599
Southside Bancshares, Inc.
157 5,525
Horizon Bancorp, Inc.
276 5,514
Coastal Financial Corp.*
71 5,503
Northeast Bank
41 5,434
Central Pacific Financial Corp.
141 5,386
PennyMac Mortgage
Investment Trust REIT
476 5,369
CBL & Associates Properties,
Inc. REIT
101 5,362
CNB Financial Corp.
159 5,360
Mercantile Bank Corp.
93 5,340
Service Properties Trust REIT
3,159 5,339
MFA Financial, Inc. REIT
550 5,330
Hyperliquid Strategies, Inc.*
676 5,320
Business First Bancshares,
Inc.
171 5,255
Hanmi Financial Corp.
161 5,216
Firstsun Capital Bancorp*
134 5,197
Centerspace REIT
92 5,169
TrustCo Bank Corporation NY
93 5,107
F&G Annuities & Life, Inc.
192 5,105
Employers Holdings, Inc.
100 5,048
Virtus Investment Partners,
Inc.
35 5,023
Camden National Corp.
91 4,934
Safehold, Inc. REIT
306 4,804
First Financial Corp.
62 4,801
JBG SMITH Properties REIT
324 4,753
Whitestone REIT — Class B
REIT
250 4,740
Amerant Bancorp,
Inc. — Class A
185 4,721
Farmers National Banc Corp.
320 4,672

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
18 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Esquire Financial Holdings,
Inc.
39 $ 4,645
NB Bancorp, Inc.
219 4,627
Equity Bancshares,
Inc. — Class A
94 4,605
Amalgamated Financial Corp.
99 4,544
Trupanion, Inc.*
183 4,533
Metrocity Bankshares, Inc.
126 4,522
Burford Capital Ltd.
1,100 4,510
Hudson Pacific Properties,
Inc. REIT*
288 4,375
Eagle Bancorp, Inc.
154 4,372
Adamas Trust, Inc. REIT
459 4,305
Orrstown Financial Services,
Inc.
103 4,205
Empire State Realty Trust,
Inc. — Class A REIT
774 4,187
Republic Bancorp,
Inc. — Class A
46 4,160
HomeTrust Bancshares, Inc.
83 4,141
Five Star Bancorp
(a)
85 4,139
Financial Institutions, Inc.
106 4,131
Peapack-Gladstone Financial
Corp.
87 4,118
Carter Bankshares, Inc.
120 4,081
Mid Penn Bancorp, Inc.
116 4,041
Alerus Financial Corp.
129 4,012
Southern Missouri Bancorp,
Inc.
52 3,963
First Community Bankshares,
Inc.
(a)
89 3,953
SmartFinancial, Inc.
84 3,941
Summit Hotel Properties, Inc.
REIT
(a)
562 3,940
PRA Group, Inc.*
206 3,912
GCM Grosvenor, Inc. — Class
A
318 3,911
Compass Diversified
Holdings*
366 3,902
Invesco Mortgage Capital,
Inc. REIT
491 3,879
Shore Bancshares, Inc.
169 3,879
Marcus & Millichap, Inc.
124 3,865
Root, Inc. — Class A*
69 3,858
Accelerant Holdings — Class
A*
329 3,856
Patria Investments
Ltd. — Class A
351 3,854
CTO Realty Growth, Inc. REIT
178 3,829
Washington Trust Bancorp,
Inc.
104 3,794
Capital City Bank Group, Inc.
76 3,756
Strive, Inc. — Class A*
,(a)
342 3,731
BrightSpire Capital,
Inc. — Class A REIT
664 3,619
South Plains Financial, Inc.
84 3,619
Arrow Financial Corp.
88 3,607
National Healthcare
Properties, Inc. REIT*
245 3,589
Postal Realty Trust,
Inc. — Class A REIT
144 3,548
Community West Bancshares
132 3,546
Heritage Insurance Holdings,
Inc.*
133 3,469
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
NexPoint Residential Trust,
Inc. REIT
124 $ 3,462
AMERISAFE, Inc.
102 3,451
Mechanics Bancorp — Class
A
216 3,434
Franklin BSP Realty Trust,
Inc. REIT
418 3,403
Third Coast Bancshares, Inc.*
84 3,394
Peoples Financial Services
Corp.
51 3,385
Great Southern Bancorp,
Inc.
(a)
43 3,372
Bar Harbor Bankshares
89 3,361
Alexander's, Inc. REIT
12 3,307
Northrim BanCorp, Inc.
119 3,301
Midland States Bancorp, Inc.
105 3,270
ACNB Corp.
55 3,266
Gladstone Commercial Corp.
REIT
264 3,247
Redwood Trust, Inc. REIT
679 3,218
Chatham Lodging Trust REIT
243 3,215
TPG RE Finance Trust, Inc.
REIT
383 3,206
Bit Digital, Inc.*
1,770 3,186
Resolute Holdings
Management, Inc.*
22 3,180
Civista Bancshares, Inc.
112 3,161
Cannae Holdings, Inc.
215 3,096
Universal Health Realty
Income Trust REIT
70 3,070
Columbia Financial, Inc.*
,(a)
143 3,034
Southern First Bancshares,
Inc.*
49 2,994
Northfield Bancorp, Inc.
203 2,990
Kearny Financial Corp.
316 2,989
Bowhead Specialty Holdings,
Inc.*
99 2,963
California BanCorp
141 2,938
Navient Corp.
345 2,936
AH Realty Trust, Inc. REIT
414 2,931
Hippo Holdings, Inc.*
103 2,911
World Acceptance Corp.*
13 2,910
Brandywine Realty Trust REIT
914 2,897
HBT Financial, Inc.
88 2,815
First Business Financial
Services, Inc.
44 2,779
Hingham Institution For
Savings
(a)
9 2,764
Atlanticus Holdings Corp.*
,(a)
27 2,761
New Era Energy & Digital,
Inc.*
432 2,756
AGNT, Inc.
509 2,754
Community Healthcare Trust,
Inc. REIT
149 2,724
Industrial Logistics Properties
Trust REIT
306 2,714
LendingTree, Inc.*
61 2,702
Saul Centers, Inc. REIT
72 2,692
ChoiceOne Financial
Services, Inc.
77 2,618
Sierra Bancorp
64 2,609
Home Bancorp, Inc.
38 2,604
Chiron Real Estate, Inc. REIT
69 2,589

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 19
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Ridgepost Capital,
Inc. — Class A
325 $ 2,558
Red River Bancshares, Inc.
28 2,556
Orange County Bancorp, Inc.
68 2,501
Z Squared, Inc.*
236 2,497
Bridgewater Bancshares, Inc.*
116 2,441
RBB Bancorp
88 2,413
Jefferson Capital, Inc.
122 2,375
Unity Bancorp, Inc.
40 2,348
FrontView REIT, Inc. REIT
116 2,347
One Liberty Properties, Inc.
REIT
95 2,320
Greenlight Capital Re
Ltd. — Class A*
141 2,281
Tiptree, Inc. — Class A
127 2,276
Colony Bankcorp, Inc.
112 2,250
Bank of Marin Bancorp
81 2,244
Farmers & Merchants
Bancorp, Inc.
73 2,232
West BanCorp, Inc.
84 2,229
Citizens & Northern Corp.
94 2,191
Investors Title Co.
8 2,189
International Money Express,
Inc.*
151 2,182
Ponce Financial Group, Inc.*
109 2,173
Farmland Partners, Inc. REIT
222 2,149
Northpointe Bancshares, Inc.
112 2,148
First Bank
119 2,110
Capital Bancorp, Inc.
60 2,107
Plumas Bancorp
36 2,104
Avidia Bancorp, Inc.
99 2,078
Investar Holding Corp.
69 2,067
First Bancorp, Inc.
59 2,054
NewtekOne, Inc.
137 2,029
KKR Real Estate Finance
Trust, Inc. REIT
(a)
291 1,990
Paysign, Inc.*
239 1,957
Primis Financial Corp.
119 1,948
Bankwell Financial Group,
Inc.
33 1,939
Regional Management Corp.
47 1,936
Gladstone Land Corp. REIT
218 1,860
Northeast Community
Bancorp, Inc.
67 1,859
MVB Financial Corp.
64 1,857
BayCom Corp.
56 1,842
Parke Bancorp, Inc.
55 1,824
Citizens Financial Services,
Inc.
25 1,811
Timberland Bancorp, Inc.
40 1,792
Norwood Financial Corp.
55 1,768
Wealthfront Corp.*
197 1,761
Donegal Group, Inc. — Class
A
93 1,754
RMR Group, Inc. — Class A
85 1,745
Alpine Income Property Trust,
Inc. REIT
84 1,744
Waterstone Financial, Inc.
82 1,700
Avidbank Holdings, Inc.*
50 1,652
NerdWallet, Inc. — Class A*
178 1,647
PCB Bancorp
58 1,645
Chemung Financial Corp.
22 1,641
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
MBIA, Inc.*
250 $ 1,630
Abacus Global Management,
Inc.
151 1,617
FRP Holdings, Inc.*
63 1,574
First Community Corp.
48 1,569
GBank Financial Holdings,
Inc.*
51 1,546
Real Brokerage, Inc.*
839 1,527
Innventure, Inc.*
301 1,526
FS Bancorp, Inc.
(a)
35 1,519
Onity Group, Inc.*
38 1,511
American Coastal Insurance
Corp.
136 1,510
First Western Financial, Inc.*
47 1,509
Commercial Bancgroup, Inc.
46 1,485
John Marshall Bancorp, Inc.
68 1,482
Isabella Bank Corp.
37 1,462
First United Corp.
33 1,456
First Northern Community
Bancorp*
81 1,453
Franklin Financial Services
Corp.
23 1,440
FVCBankcorp, Inc.
82 1,435
Ames National Corp.
48 1,421
Citizens, Inc. — Class A*
247 1,418
Western New England
Bancorp, Inc.
98 1,401
OppFi, Inc.*
140 1,390
Octave Specialty Group, Inc.*
222 1,385
Ready Capital Corp. REIT
781 1,367
Fidelity D&D Bancorp, Inc.
26 1,337
Oak Valley Bancorp
39 1,316
LCNB Corp.
74 1,302
FB Bancorp, Inc.*
86 1,295
Ares Commercial Real Estate
Corp.
287 1,292
First National Corp.
43 1,291
Oportun Financial Corp.*
225 1,285
C&F Financial Corp.
16 1,280
Greene County Bancorp, Inc.
38 1,276
TPG Mortgage Investment
Trust, Inc. REIT
161 1,275
Legacy Housing Corp.*
48 1,261
Blue Ridge Bankshares, Inc.
354 1,250
Bakkt, Inc. — Class A*
,(a)
159 1,242
National Bankshares, Inc.
34 1,235
American Integrity Insurance
Group, Inc.
65 1,224
Hawthorn Bancshares, Inc.
31 1,218
Velocity Financial, Inc.*
66 1,218
Claros Mortgage Trust, Inc.
REIT*
518 1,217
Kingsway Corp.*
116 1,209
Ategrity Specialty Holdings
LLC*
50 1,202
Kingstone Companies, Inc.
63 1,199
Sky Harbour Group
Corp. — Class A*
121 1,191
Better Home & Finance
Holding Co. — Class A*
43 1,183
CoastalSouth Bancshares,
Inc.
44 1,181

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
20 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Bank7 Corp.
24 $ 1,175
Citizens Community Bancorp,
Inc.
50 1,169
First Capital, Inc.
18 1,164
Virginia National Bankshares
Corp.
26 1,154
First Internet Bancorp
41 1,140
Chicago Atlantic Real Estate
Finance, Inc. REIT
102 1,093
Seaport Entertainment Group,
Inc.*
41 1,091
SITE Centers Corp. REIT
274 1,088
Eagle Financial Services, Inc.
26 1,078
Community Bancorp
27 1,056
NexPoint Diversified Real
Estate Trust REIT
202 1,050
Meridian Corp.
52 1,042
Peoples Bancorp of North
Carolina, Inc.
24 1,034
Princeton Bancorp, Inc.
27 1,025
Seven Hills Realty Trust REIT
120 1,012
B Riley Financial, Inc.*
125 1,005
RE/MAX Holdings,
Inc. — Class A*
101 996
Crawford & Co. — Class A
88 992
Eagle Bancorp Montana, Inc.
41 981
AlTi Global, Inc.*
270 975
OP Bancorp
65 974
Pioneer Bancorp, Inc.*
57 973
CB Financial Services, Inc.
25 947
BCB Bancorp, Inc.
87 933
Medallion Financial Corp.
91 929
CF Bankshares, Inc.
(a)
28 918
Ohio Valley Banc Corp.
21 912
Modiv Industrial, Inc. REIT
52 905
NET Lease Office Properties
REIT
81 902
James River Group Holdings,
Inc.
201 884
Landmark Bancorp, Inc.
28 860
MainStreet Bancshares, Inc.
34 839
Orion Properties, Inc. REIT
289 835
Security National Financial
Corp. — Class A*
86 833
BRT Apartments Corp. REIT
54 830
Angel Oak Mortgage REIT,
Inc. REIT
91 826
ECB Bancorp, Inc.*
40 803
loanDepot, Inc. — Class A*
613 766
Westwood Holdings Group,
Inc.
40 766
BV Financial, Inc.*
36 762
Finwise Bancorp*
52 754
SR Bancorp, Inc.
38 748
Exzeo Group, Inc.*
44 742
Richmond Mutual BanCorp,
Inc.
46 730
Douglas Elliman, Inc.*
394 697
Braemar Hotels & Resorts,
Inc. REIT
317 685
Maui Land & Pineapple
Company, Inc.*
35 622
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
FINANCIAL - 6.1% (continued)
Nexpoint Real Estate
Finance, Inc. REIT
39 $ 605
Strawberry Fields REIT, Inc.
REIT
43 591
Chain Bridge Bancorp,
Inc. — Class A*
14 589
Finance Of America
Companies, Inc. — Class
A*
21 578
NI Holdings, Inc.*
36 566
Hanover Bancorp, Inc.
24 560
ACRES Commercial Realty
Corp. REIT*
31 551
Consumer Portfolio Services,
Inc.*
49 470
Rhinebeck Bancorp, Inc.*
25 433
Roadzen, Inc.*
248 362
Silvercrest Asset Management
Group, Inc. — Class A
33 334
First Guaranty Bancshares,
Inc.
(a)
32 322
Transcontinental Realty
Investors, Inc.*
6 276
American Realty Investors,
Inc.*
7 156
Total Financial 4,243,516
INDUSTRIAL - 3 .6%
Moog, Inc. — Class A
154 65,271
Argan, Inc.
74 59,093
ESCO Technologies, Inc.
143 50,056
EnerSys
200 46,764
Terex Corp.
620 44,882
Plexus Corp.*
146 43,898
Enpro, Inc.
116 43,724
Federal Signal Corp.
329 42,273
MYR Group, Inc.*
,(a)
84 42,034
JBT Marel Corp.
286 41,470
Zurn Elkay Water Solutions
Corp.
814 41,131
Fluor Corp.*
773 40,497
Arcosa, Inc.
267 38,792
Granite Construction, Inc.
(a)
240 37,939
Mercury Systems, Inc.*
303 37,066
Vishay Intertechnology, Inc.
(a)
664 35,710
GATX Corp.
193 34,198
Materion Corp.
113 33,605
Casella Waste Systems,
Inc. — Class A*
344 33,358
Joby Aviation, Inc.*
,(a)
3,647 32,531
Novanta, Inc.*
195 31,637
Matson, Inc.
164 31,526
Construction Partners,
Inc. — Class A*
260 30,880
AAR Corp.*
215 30,730
Frontdoor, Inc.*
385 29,872
UFP Industries, Inc.
308 27,948
Knife River Corp.*
312 26,099
CECO Environmental Corp.*
284 25,770
Belden, Inc.
212 25,421
AZZ, Inc.
162 25,118
RXO, Inc.*
902 24,886
CSW Industrials, Inc.
87 24,212

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 21
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
INDUSTRIAL - 3.6% (continued)
Xometry, Inc. — Class A*
249 $ 24,033
Badger Meter, Inc.
(a)
160 23,741
Standex International Corp.
66 23,606
Mirion Technologies,
Inc. — Class A*
,(a)
1,303 23,363
Atmus Filtration Technologies,
Inc.
449 22,894
Franklin Electric Company,
Inc.
206 22,081
Bel Fuse, Inc. — Class B
66 21,981
Mueller Water Products,
Inc. — Class A
846 21,852
Ondas, Inc.*
2,626 21,638
Ichor Holdings Ltd.*
189 21,221
nLight, Inc.*
301 20,956
Itron, Inc.*
,(a)
240 20,767
Tutor Perini Corp.
247 20,494
Kadant, Inc.
(a)
65 20,425
Griffon Corp.
209 20,384
Cactus, Inc. — Class A
380 19,467
Knowles Corp.*
463 19,205
Benchmark Electronics, Inc.
194 19,142
OSI Systems, Inc.*
,(a)
86 18,808
Avient Corp.
503 18,591
NuScale Power Corp.*
1,752 17,573
International Seaways, Inc.
227 17,386
Scorpio Tankers, Inc.
251 17,384
ArcBest Corp.
120 17,225
Archer Aviation, Inc. — Class
A*
3,627 17,156
Helios Technologies, Inc.
180 16,065
Exponent, Inc.
265 15,571
Boise Cascade Co.
(a)
196 15,215
Trinity Industries, Inc.
(a)
435 15,042
Intuitive Machines,
Inc. — Class A*
,(a)
689 14,738
Kennametal, Inc.
418 14,651
Centuri Holdings, Inc.*
476 14,394
Werner Enterprises, Inc.
327 14,260
Hub Group, Inc. — Class A
325 14,232
Ducommun, Inc.*
76 14,076
Astronics Corp.*
173 14,058
Atkore, Inc.
184 13,991
DHT Holdings, Inc.
794 13,125
Redwire Corp.*
1,054 12,890
Firefly Aerospace, Inc.*
,(a)
429 12,613
DXP Enterprises, Inc.*
70 11,812
Albany International
Corp. — Class A
156 11,622
Masterbrand, Inc.*
1,094 11,257
Proto Labs, Inc.*
130 10,596
Gorman-Rupp Co.
115 10,550
American Superconductor
Corp.*
254 10,544
Amprius Technologies, Inc.*
739 10,243
Babcock & Wilcox
Enterprises, Inc.*
722 10,180
Enerpac Tool Group
Corp. — Class A
281 10,077
CTS Corp.
154 10,039
Greif, Inc. — Class A
132 9,833
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
INDUSTRIAL - 3.6% (continued)
Alamo Group, Inc.
57 $ 9,376
Hillman Solutions Corp.*
1,074 9,065
Worthington Enterprises, Inc.
168 9,032
Voyager Technologies,
Inc. — Class A*
,(a)
280 9,030
World Kinect Corp.
(a)
272 8,960
Cardinal Infrastructure Group,
Inc. — Class A*
92 8,666
Teekay Tankers Ltd. — Class
A
132 8,563
Tennant Co.
97 8,491
Allient, Inc.
80 8,234
Greenbrier Companies, Inc.
(a)
166 8,136
O-I Glass, Inc.*
837 8,060
NWPX Infrastructure, Inc.*
52 7,797
Astec Industries, Inc.
125 7,649
Gibraltar Industries, Inc.*
163 7,351
Myers Industries, Inc.
204 7,203
Energizer Holdings, Inc.
(a)
335 7,182
Graham Corp.*
58 7,180
Napco Security Technologies,
Inc.
188 7,140
Dorian LPG Ltd.
202 7,026
Lindsay Corp.
56 6,933
SFL Corporation Ltd. — Class
B
669 6,824
TriMas Corp.
148 6,664
Enovix Corp.*
,(a)
1,068 6,483
Tecnoglass, Inc.
138 6,460
Red Cat Holdings, Inc.*
,(a)
599 6,379
PureCycle Technologies, Inc.*
785 6,366
Nordic American Tankers Ltd.
1,109 6,144
Worthington Steel, Inc.
180 6,044
Ryerson Holding Corp.
244 6,005
Marten Transport Ltd.
319 5,535
Unusual Machines, Inc.*
,(a)
246 5,486
Apogee Enterprises, Inc.
114 5,214
Evolv Technologies Holdings,
Inc.*
884 5,127
NANO Nuclear Energy, Inc.*
,(a)
234 4,947
Cadre Holdings, Inc.
170 4,847
LSI Industries, Inc.
181 4,811
Willis Lease Finance Corp.
21 4,805
FLEX LNG Ltd.
171 4,798
Limbach Holdings, Inc.*
60 4,620
Genco Shipping & Trading
Ltd.
175 4,336
Kopin Corp.*
943 4,225
CryoPort, Inc.*
267 4,192
Janus International Group,
Inc.*
718 3,985
Park Aerospace Corp.
100 3,816
Navigator Holdings Ltd.
200 3,726
Onterris, Inc.*
184 3,719
Metallus, Inc.*
198 3,701
Covenant Logistics Group,
Inc. — Class A
83 3,667
National Presto Industries,
Inc.
29 3,625
Smith & Wesson Brands, Inc.
241 3,625
Ardagh Metal Packaging S.A.
762 3,612

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
22 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
INDUSTRIAL - 3.6% (continued)
Orion Group Holdings, Inc.*
211 $ 3,549
LSB Industries, Inc.*
323 3,492
Costamare, Inc.
243 3,407
Kimball Electronics, Inc.*
130 3,328
Eastman Kodak Co.*
347 3,210
Heartland Express, Inc.
209 3,181
Enviri Corp.*
141 3,095
TAT Technologies Ltd.*
64 3,087
Insteel Industries, Inc.
102 3,080
Beta Technologies,
Inc. — Class A*
182 3,048
Teekay Corp. Ltd.
303 3,030
Mayville Engineering
Company, Inc.*
79 2,959
Mesa Laboratories, Inc.
29 2,887
Sturm Ruger & Company, Inc.
75 2,839
NVE Corp.
26 2,718
Ardmore Shipping Corp.
193 2,704
Manitowoc Company, Inc.*
191 2,653
Bel Fuse, Inc. — Class A
9 2,621
Luxfer Holdings plc
145 2,616
Titan America S.A.
136 2,538
York Space Systems, Inc.*
,(a)
103 2,536
Aebi Schmidt Holding AG
202 2,535
Energy Recovery, Inc.*
281 2,535
Greif, Inc. — Class B
26 2,432
L B Foster Co. — Class A*
53 2,394
Columbus McKinnon Corp.
154 2,330
Aspen Aerogels, Inc.*
365 2,314
Bowman Consulting Group
Ltd.*
78 2,278
M-Tron Industries, Inc.*
22 2,181
Hyster-Yale, Inc.
61 2,139
Himalaya Shipping Ltd.
159 2,124
Richtech Robotics,
Inc. — Class B*
,(a)
1,006 2,123
Park-Ohio Holdings Corp.
54 2,076
Aevex Corp. — Class A*
97 2,026
Ranpak Holdings
Corp. — Class A*
263 1,922
Safe Bulkers, Inc.
297 1,874
Radiant Logistics, Inc.*
196 1,854
Power Solutions International,
Inc.*
47 1,828
Latham Group, Inc.*
279 1,805
Forward Air Corp.*
124 1,675
Mistras Group, Inc.*
95 1,660
TSS, Inc.*
132 1,624
Lightbridge Corp.*
184 1,617
Karat Packaging, Inc.
46 1,539
Virgin Galactic Holdings,
Inc.*
,(a)
520 1,503
Energy Services of America
Corp.
(a)
75 1,450
Innovative Solutions and
Support, Inc.*
80 1,440
Twin Disc, Inc.
62 1,438
908 Devices, Inc.*
157 1,366
Perma-Fix Environmental
Services, Inc.*
95 1,358
Concrete Pumping Holdings,
Inc.*
112 1,350
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
INDUSTRIAL - 3.6% (continued)
Eve Holding, Inc.*
535 $ 1,343
Clearwater Paper Corp.*
85 1,333
Outdoor Holding Co.*
579 1,320
AerSale Corp.*
199 1,258
Pangaea Logistics Solutions
Ltd.
193 1,254
Palladyne AI Corp.*
195 1,186
Tredegar Corp.*
149 1,186
Sight Sciences, Inc.*
212 1,149
Pure Cycle Corp.*
107 1,146
Stoneridge, Inc.*
151 1,105
SmartRent, Inc.*
920 1,095
Perma-Pipe International
Holdings, Inc.*
40 1,089
Elmet Group Co.*
54 1,066
Core Molding Technologies,
Inc.*
45 1,062
Turtle Beach Corp.*
81 1,008
Taylor Devices, Inc.*
17 998
AirJoule Technologies Corp.*
175 969
Proficient Auto Logistics, Inc.*
133 906
AIRO Group Holdings, Inc.*
,(a)
120 887
Starfighters Space, Inc.*
165 878
Gencor Industries, Inc.*
56 835
Costamare Bulkers Holdings
Ltd.*
46 808
Espey Mfg. & Electronics
Corp.
12 808
FreightCar America, Inc.*
80 779
ChargePoint Holdings, Inc.*
130 768
Ampco-Pittsburgh Corp.*
87 753
Energous Corp.*
29 697
Pro-Dex, Inc.*
11 644
Omega Flex, Inc.
19 596
Universal Logistics Holdings,
Inc.
(a)
39 577
GoPro, Inc. — Class A*
724 563
Innovate Corp.*
30 560
GrafTech International Ltd.*
91 538
Syntec Optics Holdings, Inc.*
38 473
Smith-Midland Corp.*
15 435
Net Power, Inc.*
227 379
PAMT CORP*
26 364
NLI Holdings, Inc.
46 274
Shimmick Corp.*
28 128
LanzaTech Global, Inc.*
8 55
Total Industrial 2,488,940
CONSUMER, CYCLICAL - 2 .6%
FirstCash Holdings, Inc.
222 48,023
Brinker International, Inc.*
,(a)
234 39,312
Taylor Morrison Home
Corp. — Class A*
513 36,803
VSE Corp.
152 34,732
Garrett Motion, Inc.
939 34,020
Life Time Group Holdings,
Inc.*
,(a)
788 32,182
Victoria's Secret & Co.*
380 31,722
Meritage Homes Corp.
359 30,102
Installed Building Products,
Inc.
128 29,419
PriceSmart, Inc.
142 27,738

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 23
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Boot Barn Holdings, Inc.*
167 $ 27,433
Champion Homes, Inc.*
300 26,436
Cavco Industries, Inc.*
42 25,804
Kontoor Brands, Inc.
299 24,919
Rush Enterprises,
Inc. — Class A
332 24,231
OPENLANE, Inc.*
575 23,713
Resideo Technologies, Inc.*
740 23,014
M/I Homes, Inc.*
,(a)
138 22,189
Urban Outfitters, Inc.*
313 22,179
Abercrombie & Fitch
Co. — Class A*
,(a)
240 21,602
SkyWest, Inc.*
216 21,455
Asbury Automotive Group,
Inc.*
106 21,314
UniFirst Corp.
80 21,157
KB Home
(a)
330 20,655
Advance Auto Parts, Inc.
331 20,595
Cheesecake Factory, Inc.
(a)
255 20,283
Polaris, Inc.
295 20,190
Dorman Products, Inc.*
146 19,922
Signet Jewelers Ltd.
214 18,447
Group 1 Automotive, Inc.
63 18,344
Cinemark Holdings, Inc.
573 18,181
Acushnet Holdings Corp.
151 17,898
Madison Square
Garden Entertainment
Corp. — Class A*
215 17,391
Warby Parker, Inc. — Class
A*
557 16,899
Red Rock Resorts,
Inc. — Class A
259 16,851
Steven Madden Ltd.
395 16,629
Academy Sports & Outdoors,
Inc.
(a)
351 16,543
Phinia, Inc.
200 16,474
Lionsgate Studios Corp.*
1,070 16,382
Versigent plc*
388 16,300
Rush Street Interactive,
Inc. — Class A*
,(a)
546 16,238
Dana, Inc.
596 16,217
Hilton Grand Vacations, Inc.*
305 15,973
HNI Corp.
389 15,719
Patrick Industries, Inc.
175 15,711
Marriott Vacations Worldwide
Corp.
152 15,486
Allegiant Travel Co. — Class
A*
131 15,406
OneSpaWorld Holdings Ltd.
540 15,250
Penn Entertainment, Inc.*
696 14,867
American Eagle Outfitters,
Inc.
855 14,706
Visteon Corp.
145 14,385
Callaway Golf Co.*
,(a)
760 14,280
Newell Brands, Inc.
2,315 14,214
RH*
85 14,002
Atlanta Braves Holdings,
Inc. — Class C*
268 13,909
Harley-Davidson, Inc.
567 13,869
LCI Industries
130 13,764
Blue Bird Corp.*
172 13,581
Green Brick Partners, Inc.*
166 13,287
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Peloton Interactive,
Inc. — Class A*
2,201 $ 13,008
Capri Holdings Ltd.*
646 11,996
Super Group SGHC Ltd.
883 11,965
Shake Shack, Inc. — Class A*
213 11,932
Interface, Inc. — Class A
315 11,290
Six Flags Entertainment
Corp.*
522 11,119
Kohl's Corp.
594 10,526
JetBlue Airways Corp.*
,(a)
1,835 10,515
Central Garden & Pet
Co. — Class A*
271 10,507
Goodyear Tire & Rubber Co.*
1,519 10,025
IMAX Corp.*
248 9,885
Century Communities, Inc.
(a)
137 9,817
Sonos, Inc.*
654 8,849
La-Z-Boy, Inc.
219 8,786
Monarch Casino & Resort,
Inc.
66 8,686
Leggett & Platt, Inc.
735 8,607
National Vision Holdings, Inc.*
428 8,136
Carter's, Inc.
194 7,985
Adient plc*
427 7,848
Lindblad Expeditions
Holdings, Inc.*
269 7,597
Millerknoll, Inc.
371 7,591
Sally Beauty Holdings, Inc.*
523 7,395
Wolverine World Wide, Inc.
447 7,389
Buckle, Inc.
175 7,385
Wendy's Co.
(a)
875 7,254
LGI Homes, Inc.*
,(a)
112 7,132
Dauch Corp.*
1,277 6,921
XPEL, Inc.*
138 6,845
Douglas Dynamics, Inc.
126 6,798
Winmark Corp.
(a)
16 6,769
G-III Apparel Group Ltd.
198 6,675
Under Armour, Inc. — Class
A*
,(a)
1,038 6,633
Papa John's International,
Inc.
(a)
179 6,582
Cracker Barrel Old Country
Store, Inc.
(a)
122 6,503
Global Business Travel Group
I*
681 6,395
AMC Entertainment Holdings,
Inc. — Class A*
3,351 6,367
Pursuit Attractions and
Hospitality, Inc.*
113 6,325
BJ's Restaurants, Inc.*
104 6,316
Under Armour, Inc. — Class
C*
1,008 6,270
Alliance Laundry Holdings,
Inc.*
236 6,259
ScanSource, Inc.*
117 6,095
Gentherm, Inc.*
166 5,662
Brightstar Lottery plc
528 5,660
Sonic Automotive,
Inc. — Class A
66 5,596
indie Semiconductor,
Inc. — Class A*
,(a)
1,153 5,177
United Parks & Resorts,
Inc.*
,(a)
106 5,060
Sweetgreen, Inc. — Class A*
571 5,030

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
24 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Winnebago Industries, Inc.
(a)
150 $ 4,686
Lucid Group, Inc.*
,(a)
687 4,596
Standard Motor Products, Inc.
117 4,559
Gold.com, Inc.
107 4,452
PC Connection, Inc.
60 4,379
Aeva Technologies, Inc.*
151 4,337
First Watch Restaurant
Group, Inc.*
334 4,305
Bloomin' Brands, Inc.
(a)
464 4,241
Daktronics, Inc.*
214 4,186
MarineMax, Inc.*
108 3,955
Fox Factory Holding Corp.*
230 3,897
ThredUp, Inc. — Class A*
566 3,877
Sabre Corp.*
1,834 3,833
Rush Enterprises,
Inc. — Class B
50 3,825
Beazer Homes USA, Inc.*
134 3,759
Hovnanian Enterprises,
Inc. — Class A*
26 3,703
Methode Electronics, Inc.
189 3,585
Hyliion Holdings Corp.*
688 3,584
Accel Entertainment,
Inc. — Class A*
280 3,531
Forestar Group, Inc.*
,(a)
106 3,355
Movado Group, Inc.
82 3,223
Arko Corp.
399 3,204
Ermenegildo Zegna N.V.
246 3,203
Miller Industries, Inc.
60 3,069
XMAX, Inc.*
330 3,000
Malibu Boats, Inc. — Class A*
108 2,962
Wabash National Corp.
214 2,889
Marcus Corp.
122 2,862
Ethan Allen Interiors, Inc.
128 2,860
Solid Power, Inc.*
,(a)
1,091 2,826
Falcon's Beyond Global,
Inc. — Class A*
151 2,706
Global Industrial Co.
80 2,677
Oxford Industries, Inc.
76 2,650
Dream Finders Homes,
Inc. — Class A*
153 2,641
El Pollo Loco Holdings, Inc.*
155 2,629
MasterCraft Boat Holdings,
Inc.*
99 2,556
BlueLinx Holdings, Inc.*
41 2,537
Frontier Group Holdings, Inc.*
320 2,531
Camping World Holdings,
Inc. — Class A
331 2,526
Cooper-Standard Holdings,
Inc.*
93 2,516
Dine Brands Global, Inc.
(a)
68 2,441
Titan Machinery, Inc.*
115 2,429
Arhaus, Inc. — Class A
284 2,391
Caleres, Inc.
179 2,214
Titan International, Inc.*
286 2,205
Kura Sushi USA, Inc. — Class
A*
37 2,130
Savers Value Village, Inc.*
202 2,038
Xperi, Inc.*
247 2,033
Atlanta Braves Holdings,
Inc. — Class A*
36 2,027
Central Garden & Pet Co.*
45 1,995
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Build-A-Bear Workshop,
Inc. — Class A
(a)
65 $ 1,990
Haverty Furniture Companies,
Inc.
74 1,889
Starz Entertainment Corp.*
65 1,876
Clean Energy Fuels Corp.*
884 1,812
Strattec Security Corp.*
22 1,792
Genesco, Inc.*
52 1,756
Yesway, Inc. — Class A*
85 1,725
Portillo's, Inc. — Class A*
362 1,716
Biglari Holdings, Inc. — Class
B*
,(a)
4 1,704
Bob's Discount Furniture,
Inc.*
106 1,677
Dave & Buster's
Entertainment, Inc.*
147 1,676
Republic Airways Holdings,
Inc.*
77 1,618
Johnson Outdoors,
Inc. — Class A
35 1,611
Rocky Brands, Inc.
39 1,608
Citi Trends, Inc.*
27 1,562
Krispy Kreme, Inc.*
433 1,528
Jack in the Box, Inc.*
96 1,518
Shoe Station Group, Inc.
(a)
99 1,468
EVgo, Inc. — Class A*
734 1,402
Nu Skin Enterprises,
Inc. — Class A
262 1,383
Petco Health & Wellness
Company, Inc. — Class A*
498 1,355
Flexsteel Industries, Inc.
18 1,341
Funko, Inc. — Class A*
228 1,341
Microvast Holdings, Inc.*
1,138 1,331
Xponential Fitness,
Inc. — Class A*
192 1,329
Webtoon Entertainment,
Inc.*
,(a)
115 1,313
SES AI Corp.*
,(a)
1,356 1,302
Zumiez, Inc.*
73 1,299
Weyco Group, Inc.
33 1,298
Lovesac Co.*
77 1,285
Fossil Group, Inc.*
293 1,213
JAKKS Pacific, Inc.
50 1,164
Hudson Technologies, Inc.*
201 1,154
Barnes & Noble Education,
Inc.*
90 1,130
Inspired Entertainment, Inc.*
136 1,122
Designer Brands,
Inc. — Class A
187 1,090
Motorcar Parts of America,
Inc.*
70 1,072
Holley, Inc.*
420 1,071
Envela Corp.*
37 1,069
Reservoir Media, Inc.*
105 1,038
RCI Hospitality Holdings, Inc.
36 984
Hamilton Beach Brands
Holding Co. — Class A
39 898
Escalade, Inc.
46 864
Black Rock Coffee Bar,
Inc. — Class A*
95 788
Commercial Vehicle Group,
Inc.*
167 772

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 25
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
CONSUMER, CYCLICAL - 2.6% (continued)
Superior Group of
Companies, Inc.
58 $ 761
Bally's Corp.*
55 754
OneWater Marine,
Inc. — Class A*
63 710
J Jill, Inc.
37 587
Venu Holding Corp.*
258 586
Lifetime Brands, Inc.
66 563
RideNow Group, Inc.*
84 559
Tron, Inc.*
278 448
EVI Industries, Inc.
29 429
Playboy, Inc.*
312 381
Torrid Holdings, Inc.*
185 346
Comstock Holding
Companies, Inc.*
19 304
Wheels Up Experience, Inc.*
29 260
OPAL Fuels, Inc. — Class A*
117 257
CompX International, Inc.
8 199
flyExclusive, Inc.*
76 152
Rent the Runway,
Inc. — Class A*
45 142
Livewire Group, Inc.*
66 74
Total Consumer, Cyclical 1,839,571
TECHNOLOGY - 2 .4%
MaxLinear, Inc. — Class A*
466 59,662
JFrog Ltd.*
587 53,347
D-Wave Quantum, Inc.*
1,988 47,692
Silicon Laboratories, Inc.*
179 39,122
Kulicke & Soffa Industries,
Inc.
279 37,319
ACM Research, Inc. — Class
A*
290 36,798
Rigetti Computing, Inc.*
,(a)
1,804 34,853
Ultra Clean Holdings, Inc.*
,(a)
242 34,507
Commvault Systems, Inc.*
241 34,157
Axcelis Technologies, Inc.*
169 32,017
Clear Secure, Inc. — Class
A
(a)
513 28,589
ACI Worldwide, Inc.*
553 27,810
Diodes, Inc.*
248 27,141
Qualys, Inc.*
196 26,948
Alignment Healthcare, Inc.*
,(a)
1,099 26,167
Synaptics, Inc.*
,(a)
209 25,964
Varonis Systems,
Inc. — Class B*
615 25,805
Power Integrations, Inc.
(a)
302 25,295
Veeco Instruments, Inc.*
,(a)
324 24,559
AXT, Inc.*
336 24,219
Zeta Global Holdings
Corp. — Class A*
1,222 24,049
ServiceTitan, Inc. — Class A*
330 23,334
Tenable Holdings, Inc.*
619 22,829
Impinj, Inc.*
,(a)
157 22,487
Ouster, Inc.*
337 21,069
Penguin Solutions, Inc.*
,(a)
271 20,599
Adeia, Inc.
600 19,758
Ambarella, Inc.*
229 19,648
Box, Inc. — Class A*
739 19,613
Insight Enterprises, Inc.*
155 18,879
Hinge Health, Inc. — Class A*
225 18,675
Cohu, Inc.*
,(a)
251 18,551
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
TECHNOLOGY - 2.4% (continued)
Teradata Corp.*
515 $ 17,845
Navitas Semiconductor
Corp. — Class A*
989 17,723
NCR Atleos Corp.*
398 17,277
NetScout Systems, Inc.*
384 16,723
Maximus, Inc.
296 15,913
Aehr Test Systems*
165 15,850
Digi International, Inc.*
202 15,140
Fastly, Inc. — Class A*
824 15,129
Agilysys, Inc.*
142 14,839
SoundHound AI, Inc. — Class
A*
,(a)
2,153 13,930
Crane NXT Co.
(a)
271 13,864
Pitney Bowes, Inc.
(a)
786 13,771
Workiva, Inc. — Class A*
280 13,583
Innodata, Inc.*
171 12,924
Navan, Inc. — Class A*
561 12,830
LiveRamp Holdings, Inc.*
337 12,685
HeartFlow, Inc.*
432 12,675
PDF Solutions, Inc.*
178 12,601
Waystar Holding Corp.*
602 12,359
V2X, Inc.*
158 11,780
Freshworks, Inc. — Class A*
1,155 11,689
SPS Commerce, Inc.*
201 11,491
Braze, Inc. — Class A*
515 11,170
Quantum Computing, Inc.*
,(a)
1,110 10,767
Diebold Nixdorf, Inc.*
122 10,372
AvePoint, Inc.*
913 10,235
Photronics, Inc.*
313 10,182
Bandwidth, Inc. — Class A*
160 10,128
Vishay Precision Group,
Inc.*
,(a)
66 9,894
NextNav, Inc.*
,(a)
546 9,735
BigBear.ai Holdings, Inc.*
,(a)
2,630 9,652
nCino, Inc.*
578 9,450
Arteris, Inc.*
188 9,135
Ambiq Micro, Inc.*
100 8,830
Five9, Inc.*
412 8,784
Infleqtion, Inc.*
633 8,432
DoubleVerify Holdings, Inc.*
759 8,228
DXC Technology Co.*
926 8,195
Porch Group, Inc.*
,(a)
525 7,896
Digital Turbine, Inc.*
607 7,830
Genius Sports Ltd.*
1,282 7,769
Progress Software Corp.*
,(a)
227 7,623
Intapp, Inc.*
302 7,613
BlackLine, Inc.*
268 7,523
Wolfspeed, Inc.*
,(a)
155 7,479
CEVA, Inc.*
149 7,027
SkyWater Technology, Inc.*
201 6,999
C3.ai, Inc. — Class A*
740 6,727
Globant S.A.*
232 6,714
Alkami Technology, Inc.*
,(a)
366 6,632
ACV Auctions, Inc. — Class
A*
920 6,615
Alpha & Omega
Semiconductor Ltd.*
133 6,295
NCR Voyix Corp.*
,(a)
759 6,201
Blackbaud, Inc.*
195 5,776

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
26 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
TECHNOLOGY - 2.4% (continued)
Donnelley Financial Solutions,
Inc.*
134 $ 5,621
Life360, Inc.*
,(a)
101 5,591
Concentrix Corp.
230 5,153
Via Transportation,
Inc. — Class A*
284 5,152
Schrodinger Incorporated/
United States*
311 5,054
Appian Corp. — Class A*
215 4,923
Mitek Systems, Inc.*
243 4,892
SHARPLINK, Inc.*
1,012 4,858
Nutex Health, Inc.*
,(a)
27 4,614
Vertex, Inc. — Class A*
392 4,500
GigaCloud Technology,
Inc. — Class A*
137 4,329
PagerDuty, Inc.*
440 4,246
Daily Journal Corp.*
7 4,208
Omada Health, Inc.*
191 4,192
Talkspace, Inc.*
773 4,020
Amplitude, Inc. — Class A*
519 3,970
Red Violet, Inc.*
62 3,951
PAR Technology Corp.*
,(a)
226 3,937
Everforth, Inc.*
219 3,914
ZoomInfo Technologies,
Inc. — Class A*
1,325 3,882
Consensus Cloud Solutions,
Inc.*
97 3,701
Asana, Inc. — Class A*
524 3,668
Evolent Health, Inc. — Class
A*
616 3,339
Rackspace Technology, Inc.*
495 3,232
Rapid7, Inc.*
359 2,908
OneSpan, Inc.
201 2,884
Phreesia, Inc.*
268 2,758
PubMatic, Inc. — Class A*
210 2,755
Cerence, Inc.*
240 2,717
I3 Verticals, Inc. — Class A*
119 2,542
Everspin Technologies, Inc.*
105 2,539
Corsair Gaming, Inc.*
256 2,475
Whitefiber, Inc.*
61 2,370
3D Systems Corp.*
781 2,359
Sprout Social, Inc. — Class A*
293 2,212
One Stop Systems, Inc.*
121 2,200
Yext, Inc.*
466 2,176
Weave Communications, Inc.*
352 2,108
Climb Global Solutions, Inc.
90 2,089
Xerox Holdings Corp.
656 2,053
Grid Dynamics Holdings, Inc.*
357 2,028
SharonAI Holdings, Inc.*
23 1,947
Ibotta, Inc. — Class A*
,(a)
53 1,810
Atomera, Inc.*
206 1,794
QuickLogic Corp.*
89 1,777
Claritev Corp. — Class A*
,(a)
52 1,774
Duos Technologies Group,
Inc.*
142 1,704
Blend Labs, Inc. — Class A*
991 1,695
Simulations Plus, Inc.*
,(a)
92 1,685
IBEX Holdings Ltd.*
54 1,640
Velo3D, Inc.*
89 1,562
Aeluma, Inc.*
70 1,546
TruBridge, Inc.*
58 1,520
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
TECHNOLOGY - 2.4% (continued)
Amtech Systems, Inc.*
63 $ 1,454
Forward Industries, Inc.*
334 1,409
N-able, Inc.*
384 1,409
Telos Corp.*
301 1,385
GSI Technology, Inc.*
170 1,314
Unisys Corp.*
352 1,288
8x8, Inc.*
750 1,282
Richardson Electronics Ltd.
67 1,274
McGraw Hill, Inc.*
134 1,269
Commerce.com, Inc.*
409 1,211
Cricut, Inc. — Class A
269 1,181
Viant Technology,
Inc. — Class A*
92 1,165
inTEST Corp.*
63 1,145
Rimini Street, Inc.*
268 1,142
Playtika Holding Corp.
304 1,131
Conduent, Inc.*
774 1,130
Vuzix Corp.*
374 1,085
Asure Software, Inc.*
131 1,040
Immersion Corp.
150 1,015
Gemini Space Station,
Inc. — Class A*
221 941
Silvaco Group, Inc.*
65 896
Swarmer, Inc.*
,(a)
19 842
EverCommerce, Inc.*
,(a)
77 775
Domo, Inc. — Class B*
205 642
Kaltura, Inc.*
492 640
Blaize Holdings, Inc.*
463 639
Veritone, Inc.*
453 621
ReposiTrak, Inc.
(a)
67 603
Digimarc Corp.*
72 592
CS Disco, Inc.*
153 578
eGain Corp.*
90 567
Carlsmed, Inc.*
45 467
Brand Engagement Network,
Inc.*
24 411
Intellicheck, Inc.*
99 406
ZenaTech, Inc.*
233 349
Total Technology 1,699,863
ENERGY - 1 .4%
Kodiak Gas Services, Inc.
544 40,871
Archrock, Inc.
941 38,308
SM Energy Co.
(a)
1,312 34,243
Golar LNG Ltd.
529 26,365
Transocean Ltd.*
5,316 25,995
Noble Corporation plc
692 25,812
Magnolia Oil & Gas
Corp. — Class A
1,001 25,606
CNX Resources Corp.*
744 25,244
Murphy Oil Corp.
746 24,290
PBF Energy, Inc. — Class A
532 24,217
Warrior Met Coal, Inc.
286 23,212
Solaris Energy Infrastructure,
Inc. — Class A
(a)
287 23,092
Liberty Energy, Inc. — Class A
869 22,759
Valaris Ltd.*
310 22,506
Oceaneering International,
Inc.*
542 21,962
Core Natural Resources, Inc.
274 21,925
California Resources Corp.
395 20,884

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 27
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
ENERGY - 1.4% (continued)
Plug Power, Inc.*
7,364 $ 19,956
Tidewater, Inc.*
270 17,990
Patterson-UTI Energy, Inc.
1,893 17,378
Helmerich & Payne, Inc.
530 17,352
Sunrun, Inc.*
1,257 16,819
Delek US Holdings, Inc.
329 16,716
Peabody Energy Corp.
667 15,421
Par Pacific Holdings, Inc.*
,(a)
265 14,861
Gulfport Energy Corp.*
86 14,594
Crescent Energy Co. — Class
A
1,399 13,738
Kinetik Holdings, Inc. — Class
A
278 13,438
DNOW, Inc.*
1,011 13,113
Seadrill Ltd.*
342 12,934
Select Water Solutions,
Inc. — Class A
613 12,248
Eos Energy Enterprises, Inc.*
1,854 10,902
FuelCell Energy, Inc.*
292 10,515
Northern Oil & Gas, Inc.
567 10,291
National Energy Services
Reunited Corp.*
331 9,907
Alpha Metallurgical
Resources, Inc.*
58 9,566
Fluence Energy, Inc. — Class
A*
471 9,363
T1 Energy, Inc.*
964 9,139
Shoals Technologies Group,
Inc. — Class A*
918 9,088
Talos Energy, Inc.*
689 8,895
TETRA Technologies, Inc.*
701 7,942
ProPetro Holding Corp.*
539 7,729
Atlas Energy Solutions, Inc.
446 7,408
REX American Resources
Corp.*
158 7,134
NextDecade Corp.*
907 6,839
Kosmos Energy Ltd.*
3,201 6,754
Helix Energy Solutions Group,
Inc.*
759 6,634
Expro Group Holdings N.V.*
448 6,617
Nabors Industries Ltd.*
77 6,469
Array Technologies, Inc.*
,(a)
831 6,158
Innovex International, Inc.*
247 6,126
Bristow Group, Inc.
142 5,867
Green Plains, Inc.*
374 5,752
Comstock Resources, Inc.*
,(a)
382 5,699
Borr Drilling Ltd.*
1,285 5,307
Diversified Energy Co.
382 5,294
Excelerate Energy,
Inc. — Class A
130 4,939
BKV Corp.*
,(a)
175 4,788
CVR Energy, Inc.
161 4,434
Canadian Solar, Inc.*
263 4,213
Flowco Holdings,
Inc. — Class A
194 4,140
ASP Isotopes, Inc.*
627 3,900
SunCoke Energy, Inc.
464 3,735
Energy Vault Holdings, Inc.*
746 3,514
Hallador Energy Co.*
190 3,304
RPC, Inc.
550 3,206
Ramaco Resources,
Inc. — Class A*
236 3,122
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
ENERGY - 1.4% (continued)
Core Laboratories, Inc.
251 $ 2,924
Forum Energy Technologies,
Inc.*
58 2,913
VAALCO Energy, Inc.
561 2,850
Natural Gas Services Group,
Inc.
64 2,761
Vitesse Energy, Inc.
(a)
174 2,744
Riley Exploration Permian,
Inc.
82 2,703
Oil States International, Inc.*
308 2,467
SandRidge Energy, Inc.
174 2,384
Alto Ingredients, Inc.*
397 2,263
Sable Offshore Corp.*
,(a)
720 2,218
Matrix Service Co.*
147 2,014
Civeo Corp.*
56 1,960
Gevo, Inc.*
1,286 1,929
Flotek Industries, Inc.*
78 1,835
W&T Offshore, Inc.
527 1,660
Comstock, Inc.*
397 1,651
Ranger Energy Services,
Inc. — Class A
102 1,633
Summit Midstream Corp.*
48 1,367
Granite Ridge Resources, Inc.
304 1,341
ARKO Petroleum Corp.*
,(a)
66 1,244
Infinity Natural Resources,
Inc. — Class A*
90 1,143
Ring Energy, Inc.*
1,031 1,113
NACCO Industries,
Inc. — Class A
22 1,101
HMH Holding, Inc. — Class A*
55 1,031
American Resources Corp.*
477 1,026
SEACOR Marine Holdings,
Inc.*
120 918
ProFrac Holding
Corp. — Class A*
156 906
HighPeak Energy, Inc.
123 860
Smart Sand, Inc.
162 812
Kolibri Global Energy, Inc.*
158 787
Amplify Energy Corp.*
192 764
PrimeEnergy Resources
Corp.*
4 668
Evolution Petroleum Corp.
173 637
FutureFuel Corp.
140 633
Epsilon Energy Ltd.
110 595
Montauk Renewables, Inc.*
368 574
Aemetis, Inc.*
349 572
Tigo Energy, Inc.*
209 487
Ramaco Resources,
Inc. — Class B
38 325
Toyo Company Ltd.*
44 306
PEDEVCO Corp.*
8 108
Total Energy 956,766
COMMUNICATIONS - 1 .0%
Viasat, Inc.*
683 61,340
Hims & Hers Health, Inc.*
,(a)
1,163 40,321
Lumen Technologies, Inc.*
5,234 40,197
InterDigital, Inc.
141 39,921
Sphere Entertainment Co.*
,(a)
149 25,782
Opendoor Technologies, Inc.*
5,068 23,414
Extreme Networks, Inc.*
699 22,627

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
28 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
COMMUNICATIONS - 1.0% (continued)
Telephone and Data Systems,
Inc.
540 $ 19,985
Keel Infrastructure Corp.*
3,176 18,230
Q2 Holdings, Inc.*
342 16,450
Stubhub Holdings,
Inc. — Class A*
1,201 15,457
Vistance Networks, Inc.
1,197 15,298
Magnite, Inc.*
777 14,747
A10 Networks, Inc.
(a)
390 14,570
Cargurus, Inc.*
405 13,806
Calix, Inc.*
319 11,905
ePlus, Inc.
143 11,902
Uniti Group, Inc.*
920 10,552
Ziff Davis, Inc.*
188 9,846
Harmonic, Inc.*
597 9,749
TripAdvisor, Inc.*
615 8,432
RealReal, Inc.*
,(a)
606 7,145
Yelp, Inc. — Class A*
288 7,062
Trump Media & Technology
Group Corp.*
878 6,796
Anterix, Inc.*
62 6,382
USA TODAY Company, Inc.*
738 6,310
ADTRAN Holdings, Inc.*
,(a)
414 5,755
Preformed Line Products Co.
14 5,748
Liberty Latin America
Ltd. — Class C*
700 5,453
Upwork, Inc.*
648 5,417
Figs, Inc. — Class A*
512 5,238
Revolve Group, Inc.*
227 5,196
IDT Corp. — Class B
89 5,176
Clear Channel Outdoor
Holdings, Inc.*
2,105 5,094
BlackSky Technology,
Inc. — Class A*
180 5,026
Liquidity Services, Inc.*
128 5,007
Backblaze, Inc. — Class A*
315 4,996
LightPath Technologies,
Inc. — Class A*
298 4,872
Entravision Communications
Corp. — Class A
344 4,486
Pattern Group, Inc. — Class
A*
174 4,383
QuinStreet, Inc.*
297 4,351
Stagwell, Inc. — Class A*
562 4,176
Shenandoah
Telecommunications Co.
271 4,087
Liberty Capital Corp. — Class
C*
180 3,881
RUM Group, Inc.*
,(a)
608 3,855
Scholastic Corp.
82 3,772
Cogent Communications
Holdings, Inc.
265 3,678
EverQuote, Inc. — Class A*
152 3,616
HealthStream, Inc.
129 3,515
Taboola.com Ltd.*
687 3,435
NETGEAR, Inc.*
143 3,339
Sinclair, Inc.
227 3,235
Sprinklr, Inc. — Class A*
597 3,081
Groupon, Inc.*
128 3,080
Satellogic, Inc. — Class A*
513 2,934
Nextdoor Holdings, Inc.*
1,262 2,865
iHeartMedia, Inc. — Class A*
663 2,844
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
COMMUNICATIONS - 1.0% (continued)
Cars.com, Inc.*
245 $ 2,680
Ooma, Inc.*
138 2,652
Powerfleet Incorporated NJ*
689 2,639
Stitch Fix, Inc. — Class A*
633 2,602
Serve Robotics, Inc.*
,(a)
386 2,540
Clearfield, Inc.*
,(a)
62 2,467
Frequency Electronics, Inc.*
37 2,455
Bed Bath & Beyond, Inc.*
402 2,328
MNTN, Inc. — Class A*
252 2,318
Newsmax, Inc.*
259 2,145
MediaAlpha, Inc. — Class A*
166 2,087
Optimum Communications,
Inc. — Class A*
1,434 2,079
Grindr, Inc.*
141 2,026
Shutterstock, Inc.
140 1,953
Gray Media, Inc.
478 1,898
Open Lending Corp. — Class
A*
562 1,748
Bumble, Inc. — Class A*
545 1,744
AMC Global Media,
Inc. — Class A*
171 1,707
Boston Omaha Corp. — Class
A*
119 1,623
Cable One, Inc.*
28 1,487
Nexxen International Ltd.*
163 1,472
ATN International, Inc.
55 1,457
fuboTV, Inc. — Class A*
,(a)
155 1,426
Aviat Networks, Inc.*
,(a)
64 1,421
BK Technologies Corp.*
16 1,376
National CineMedia, Inc.
359 1,364
Gogo, Inc.*
432 1,339
ZipRecruiter, Inc. — Class A*
353 1,324
Liberty Latin America
Ltd. — Class A*
165 1,294
Sidus Space, Inc. — Class A*
443 1,245
Ribbon Communications, Inc.*
504 1,179
Spok Holdings, Inc.
113 1,157
Lantronix, Inc.*
191 1,123
Advantage Solutions, Inc.*
23 995
RF Industries Ltd.*
45 954
Phoenix Education Partners,
Inc.
29 953
Angi, Inc. — Class A*
158 940
LifeMD, Inc.*
216 892
EW Scripps Co. — Class A*
311 861
Soluna Holdings, Inc.*
564 761
Crexendo, Inc.*
99 740
Thryv Holdings, Inc.*
182 717
Inseego Corp.*
65 671
KVH Industries, Inc.*
67 664
1stdibs.com, Inc.*
129 632
CuriosityStream, Inc.
226 601
TechTarget, Inc.*
164 590
Lands' End, Inc.*
53 555
Tucows, Inc. — Class A*
37 498
1-800-Flowers.com,
Inc. — Class A*
122 425
Liberty Capital Corp.*
18 394
Lee Enterprises, Inc.*
36 323
KORE Group Holdings, Inc.*
31 286
Value Line, Inc.
4 162

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 29
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
COMMUNICATIONS - 1.0% (continued)
WeShop Holdings
Ltd. — Class A*
8 $ 62
Total Communications 683,848
BASIC MATERIALS - 0 .9%
Commercial Metals Co.
(a)
607 38,089
SSR Mining, Inc.*
1,188 33,597
Balchem Corp.
176 29,735
Perimeter Solutions, Inc.*
818 29,162
Sensient Technologies Corp.
232 28,603
Uranium Energy Corp.*
2,662 28,377
Cabot Corp.
281 25,520
Constellium SE — Class A*
729 23,233
USA Rare Earth, Inc.*
,(a)
1,045 22,551
Energy Fuels, Inc.*
1,354 19,633
HB Fuller Co.
300 17,487
Kaiser Aluminum Corp.
89 17,411
Century Aluminum Co.*
,(a)
378 17,392
Chemours Co.
827 16,970
Centrus Energy
Corp. — Class A*
,(a)
100 16,787
Ashland, Inc.
250 16,473
Rogers Corp.*
98 16,046
Hawkins, Inc.
106 15,063
Ingevity Corp.*
192 14,337
Calumet, Inc.*
372 13,399
Minerals Technologies, Inc.
169 12,501
Quaker Chemical Corp.
75 11,915
Novagold Resources, Inc.*
1,876 11,200
Innospec, Inc.
136 11,069
Perpetua Resources Corp.*
463 9,612
Huntsman Corp.
904 9,600
Lightwave Logic, Inc.*
865 8,183
FMC Corp.
(a)
684 7,866
Ecovyst, Inc.*
594 7,395
Hycroft Mining Holding
Corp. — Class A*
294 6,880
Sylvamo Corp.
182 6,880
Stepan Co.
118 6,575
Ivanhoe Electric Incorporated
/ US*
653 6,275
United States Lime &
Minerals, Inc.
59 6,176
Oil-Dri Corporation of America
54 5,519
Compass Minerals
International, Inc.*
173 5,385
US Antimony Corp.*
,(a)
720 5,227
McEwen, Inc.*
281 5,095
REalloys, Inc.*
306 4,422
Koppers Holdings, Inc.
98 4,400
Tronox Holdings plc — Class
A
639 4,026
Critical Metals Corp.*
365 3,741
NioCorp Developments Ltd.*
771 3,716
Elemental Royalty Corp.
192 3,352
AdvanSix, Inc.
144 2,863
Ur-Energy, Inc.*
2,048 2,785
Idaho Strategic Resources,
Inc.*
83 2,718
Dakota Gold Corp.*
628 2,675
Rayonier Advanced Materials,
Inc.*
335 2,633
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
BASIC MATERIALS - 0.9% (continued)
Contango Silver & Gold Inc*
142 $ 2,242
Mativ Holdings, Inc.
296 2,241
Magnera Corp.*
182 2,139
Ferroglobe plc
650 2,067
Orion S.A.
302 2,002
American Battery Technology
Co.*
,(a)
696 1,970
Intrepid Potash, Inc.*
60 1,967
Caledonia Mining Corporation
plc
91 1,738
Vox Royalty Corp.
336 1,589
Vista Gold Corp.*
777 1,484
Encore Energy Corp.*
1,049 1,374
Friedman Industries, Inc.
37 1,191
US Gold Corp.*
77 1,180
Gold Resource Corp.*
887 1,118
Codexis, Inc.*
465 1,051
Lifezone Metals Ltd.*
210 815
Kronos Worldwide, Inc.
119 753
Silver Bow Mining Corp.*
29 196
Valhi, Inc.
13 191
US Goldmining, Inc.*
16 130
Trinseo plc
174 —
Total Basic Materials 647,987
UTILITIES - 0 .7%
Ormat Technologies, Inc.
(a)
338 36,808
Southwest Gas Holdings, Inc.
398 35,295
Portland General Electric Co.
636 32,964
TXNM Energy, Inc.
(a)
561 31,854
Black Hills Corp.
419 31,174
New Jersey Resources Corp.
554 31,046
ONE Gas, Inc.
343 26,435
Brookfield Infrastructure
Corp. — Class A
680 26,180
Spire, Inc.
319 24,911
Northwestern Energy Group,
Inc.
337 24,136
Otter Tail Corp.
210 18,896
Avista Corp.
452 18,491
American States Water Co.
215 17,765
MGE Energy, Inc.
202 16,471
Chesapeake Utilities Corp.
131 16,045
California Water Service
Group
327 15,908
Hawaiian Electric Industries,
Inc.*
,(a)
894 12,096
H2O America
191 11,607
Northwest Natural Holding
Co.
231 11,333
Middlesex Water Co.
100 5,616
Unitil Corp.
97 5,111
Ameresco, Inc. — Class A*
176 4,858
York Water Co.
89 2,728
Consolidated Water Company
Ltd.
83 2,448
Genie Energy Ltd. — Class B
114 1,647
RGC Resources, Inc.
46 1,099
Global Water Resources, Inc.
75 543
Total Utilities 463,465

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
30 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 24.9% (continued)
GOVERNMENT - 0 .0%
Bladex, Inc.
160 $ 9,835
Total Common Stocks
(Cost $11,989,443) 17,321,047
PREFERRED STOCKS - 0 .0%
COMMUNICATIONS - 0 .0%
Liberty Latin America Ltd.
9.00% 78 1,692
Total Preferred Stocks
(Cost $1,805) 1,692
RIGHTS - 0 .0%
CONSUMER, NON-CYCLICAL - 0 .0%
Akero Therapeutics, Inc.
(b)
356 —
Assertio Holdings, Inc.*
,(b)
262 —
Cartesian Therapeutics, Inc.
(b)
525 —
GTX, Inc. Contingent Rights*
,(b)
2 —
Sanofi S.A.
Expiring 06/30/32 160 —
Tobira Therapeutics, Inc.
(b)
80 —
Total Consumer, Non-cyclical —
Total Rights
(Cost $106) —
EXCHANGE-TRADED FUNDS
(c)
- 1 .0%
Vanguard Russell 2000 ETF
2,883 350,054
iShares Russell 2000 Index
ETF
1,164 349,724
Total Exchange-Traded Funds
(Cost $509,845) 699,778
MONEY MARKET FUNDS
(c)
- 3 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d),(e)
2,488,028 2,488,028
Total Money Market Funds
(Cost $2,488,028) 2,488,028
SECURITIES LENDING COLLATERAL
(c)
- 0 .3%
MONEY MARKET FUNDS - 0 .3%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(d)
202,417 202,417
Total Securities Lending Collateral
(Cost $202,417) 202,417
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 35 .2%
U.S. Treasury Bills
3.59% due 07/02/26
(f)
$ 15,000,000 $ 14,998,504
3.63% due 08/11/26
(f)
4,000,000 3,983,573
3.67% due 08/18/26
(f)
3,000,000 2,985,394
3.61% due 07/23/26
(f)
2,500,000 2,494,508
Total U.S. Treasury Bills
(Cost $24,461,979) 24,461,979
REPURCHASE AGREEMENTS
(g)
- 20 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 7,099,313 7,099,313
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 7,098,972 7,098,972
Total Repurchase Agreements
(Cost $14,198,285) 14,198,285
FEDERAL AGENCY DISCOUNT NOTES - 5 .8%
Federal Home Loan Bank
3.64% due 07/01/26
(f)
4,000,000 4,000,000
Total Federal Agency Discount Notes
(Cost $4,000,000) 4,000,000
FEDERAL AGENCY NOTES - 5 .8%
Federal Farm Credit Bank
3.64% (SOFR + 0.05%) due
10/02/26
◊
2,000,000 2,000,074
Federal Home Loan Bank
3.65% (SOFR + 0.03%) due
11/30/26
◊
2,000,000 1,999,714
Total Federal Agency Notes
(Cost $4,000,124) 3,999,788
Total Investments - 97.0%
(Cost $61,852,032) $ 67,373,014
Other Assets & Liabilities, net - 3.0% 2,073,016
Total Net Assets - 100.0% $ 69,446,030
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
Value determined based on Level 3 inputs — See Note 3 .
(c)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
| 31
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
(d)
Rate indicated is the 7-day yield as of June 30, 2026.
(e)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(f)
Rate indicated is the effective yield at the time of purchase.
(g)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
Russell 2000 Index Mini Futures Contracts 114 Sep 2026 $ 17,355,930 $ 418,776
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements
BNP Paribas
Russell 2000
Index Pay
4.18% (Federal
Funds Rate +
0.55%) At Maturity 09/22/26 17,382 $ 52,568,827 $ 2,867,232
Goldman Sachs
International
Russell 2000
Index Pay
4.33% (Federal
Funds Rate +
0.70%) At Maturity 09/24/26 11,684 35,336,877 587,444
Barclays Bank
plc
Russell 2000
Index Pay
4.43% (SOFR +
0.75%) At Maturity 09/28/26 5,108 15,449,189 409,481
$ 103,354,893 $ 3,864,157
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
RUSSELL 2000
®
2X STRATEGY FUND
June 30, 2026
32 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 17,321,047 $ —
(a)
$ —
(a)
$ 17,321,047
Preferred Stocks 1,692 — — 1,692
Rights — —
(a)
—
(a)
—
Exchange-Traded Funds 699,778 — — 699,778
Money Market Funds 2,488,028 — — 2,488,028
Securities Lending Collateral 202,417 — — 202,417
U.S. Treasury Bills — 24,461,979 — 24,461,979
Repurchase Agreements — 14,198,285 — 14,198,285
Federal Agency Discount Notes — 4,000,000 — 4,000,000
Federal Agency Notes — 3,999,788 — 3,999,788
Equity Futures Contracts
(b)
418,776 — — 418,776
Equity Index Swap Agreements
(b)
— 3,864,157 — 3,864,157
Total Assets $ 21,131,738 $ 50,524,209 $ — $ 71,655,947
– – – –
(a)
Securities with a market value of $0.
(b)
Reported as unrealized appreciation/(depreciation) at period end.

| 33
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE RUSSELL 2000
®
2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 2 .7%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
113,538 $ 113,538
Total Money Market Funds
(Cost $113,538) 113,538
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 76 .4%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,602,262 1,602,262
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(d)
- 76.4% (continued)
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 1,602,184 $ 1,602,184
Total Repurchase Agreements
(Cost $3,204,446) 3,204,446
Total Investments - 79.1%
(Cost $3,317,984) $ 3,317,984
Other Assets & Liabilities, net - 20.9% 876,672
Total Net Assets - 100.0% $ 4,194,656
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
(a)
Equity Futures Contracts Sold Short
Russell 2000 Index Mini Futures Contracts 11 Sep 2026 $ 1,674,695 $ (40,648)
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Barclays Bank
plc
Russell 2000
Index Receive
4.03% (SOFR +
0.35%) At Maturity 09/28/26 488 $ 1,476,551 $ (39,590)
Goldman Sachs
International
Russell 2000
Index Receive
4.08% (Federal
Funds Rate +
0.45%) At Maturity 09/24/26 1,274 3,853,389 (62,051)
BNP Paribas
Russell 2000
Index Receive
3.78% (Federal
Funds Rate +
0.15%) At Maturity 09/22/26 441 1,334,682 (85,432)
$ 6,664,622 $ (187,073)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE RUSSELL 2000
®
2x STRATEGY FUND
June 30, 2026
34 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 113,538 $ — $ — $ 113,538
Repurchase Agreements — 3,204,446 — 3,204,446
Total Assets $ 113,538 $ 3,204,446 $ — $ 3,317,984
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Futures Contracts
(a)
$ 40,648 $ — $ — $ 40,648
Equity Index Swap Agreements
(a)
— 187,073 — 187,073
Total Liabilities $ 40,648 $ 187,073 $ — $ 227,721
(a)
Reported as unrealized appreciation/(depreciation) at period end.

| 35
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
S&P 500
®
2x STRATEGY FUND
June 30, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 86 .4%
TECHNOLOGY - 30 .4%
NVIDIA Corp.
75,077 $ 15,022,157
Apple, Inc.
45,526 13,173,403
Microsoft Corp.
23,026 8,589,159
Broadcom, Inc.
14,676 5,543,859
Micron Technology, Inc.
3,496 4,035,398
Advanced Micro Devices,
Inc.*
5,054 2,935,919
Intel Corp.*
14,644 2,044,742
Applied Materials, Inc.
2,460 1,778,580
Lam Research Corp.
3,876 1,679,587
KLA Corp.
4,049 1,221,624
Sandisk Corp.*
459 1,043,642
Texas Instruments, Inc.
2,821 840,855
Palantir Technologies,
Inc. — Class A*
7,117 830,340
International Business
Machines Corp.
2,913 819,165
Marvell Technology, Inc.
2,714 808,473
Oracle Corp.
5,260 770,853
Western Digital Corp.
1,068 682,153
Seagate Technology Holdings
plc
695 670,675
QUALCOMM, Inc.
3,267 603,709
Crowdstrike Holdings,
Inc. — Class A*
789 602,117
Analog Devices, Inc.
1,513 600,918
Salesforce, Inc.
2,536 397,290
Dell Technologies,
Inc. — Class C
897 387,020
Cadence Design Systems,
Inc.*
855 320,899
ServiceNow, Inc.*
3,197 317,398
Fortinet, Inc.*
1,930 296,487
Datadog, Inc. — Class A*
1,025 266,869
Synopsys, Inc.*
594 264,966
Adobe, Inc.*
1,253 256,890
Accenture plc — Class A
1,903 236,809
Teradyne, Inc.
485 234,662
Intuit, Inc.
857 223,677
NXP Semiconductors N.V.
783 220,047
Monolithic Power Systems,
Inc.
152 210,119
Lumentum Holdings, Inc.*
241 206,792
Hewlett Packard Enterprise
Co.
4,113 185,537
Microchip Technology, Inc.
1,677 152,942
Electronic Arts, Inc.
698 143,118
Take-Two Interactive
Software, Inc.*
540 134,989
Autodesk, Inc.*
654 127,151
MSCI, Inc. — Class A
226 126,569
ON Semiconductor Corp.*
1,215 114,866
Roper Technologies, Inc.
313 105,916
Paychex, Inc.
1,000 98,330
NetApp, Inc.
612 94,713
Fair Isaac Corp.*
72 86,024
Veeva Systems, Inc. — Class
A*
465 82,524
Fiserv, Inc.*
1,653 81,080
Workday, Inc. — Class A*
631 77,247
Fidelity National Information
Services, Inc.
1,602 62,286
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
TECHNOLOGY - 30.4% (continued)
HP, Inc.
2,835 $ 62,200
Cognizant Technology
Solutions Corp. — Class A
1,469 56,894
Akamai Technologies, Inc.*
451 53,313
Super Micro Computer, Inc.*
1,744 51,152
Broadridge Financial
Solutions, Inc.
359 49,165
PTC, Inc.*
358 40,672
Leidos Holdings, Inc.
390 40,158
Zebra Technologies
Corp. — Class A*
148 38,963
Tyler Technologies, Inc.*
131 38,312
Skyworks Solutions, Inc.
466 31,595
Jack Henry & Associates, Inc.
220 30,303
Gartner, Inc.*
208 26,961
Total Technology 70,330,233
COMMUNICATIONS - 14 .1%
Amazon.com, Inc.*
30,343 7,231,951
Alphabet, Inc. — Class A
18,176 6,495,557
Alphabet, Inc. — Class C
14,650 5,176,284
Meta Platforms, Inc. — Class
A
6,807 3,834,315
Cisco Systems, Inc.
12,244 1,438,180
Netflix, Inc.*
13,052 931,913
Palo Alto Networks, Inc.*
2,514 857,324
Corning, Inc.
2,428 620,184
Verizon Communications, Inc.
12,943 548,007
Arista Networks, Inc.*
3,201 543,786
Walt Disney Co.
5,383 518,114
Uber Technologies, Inc.*
6,310 455,330
AT&T, Inc.
21,538 445,837
AppLovin Corp. — Class A*
834 429,702
Booking Holdings, Inc.
2,402 428,132
Comcast Corp. — Class A
11,044 271,130
Robinhood Markets,
Inc. — Class A*
2,452 245,887
T-Mobile US, Inc.
1,442 241,867
DoorDash, Inc. — Class A*
1,173 216,454
Ciena Corp.*
438 214,865
Motorola Solutions, Inc.
515 213,874
Warner Bros Discovery, Inc.*
7,682 204,802
Airbnb, Inc. — Class A*
1,295 185,315
eBay, Inc.
1,376 153,768
Expedia Group, Inc.
355 90,837
F5, Inc.*
175 72,793
Omnicom Group, Inc.
883 64,309
VeriSign, Inc.
254 63,896
CDW Corp.
396 55,693
EchoStar Corp. — Class A*
422 42,833
Gen Digital, Inc.
1,708 42,512
Charter Communications,
Inc. — Class A*
259 36,832
GoDaddy, Inc. — Class A*
410 34,801
Fox Corp. — Class A
(a)
618 32,235
News Corp. — Class A
1,131 28,083
FactSet Research Systems,
Inc.
113 25,999
Trade Desk, Inc. — Class A*
1,324 23,938
Fox Corp. — Class B
431 20,188
News Corp. — Class B
(a)
373 10,466

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
36 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
COMMUNICATIONS - 14.1% (continued)
Paramount Skydance
Corp. — Class B
(a)
978 $ 9,643
Total Communications 32,557,636
CONSUMER, NON-CYCLICAL - 11 .2%
Eli Lilly & Co.
2,452 2,941,002
Johnson & Johnson
7,462 1,895,124
AbbVie, Inc.
5,477 1,378,232
UnitedHealth Group, Inc.
2,815 1,169,998
Procter & Gamble Co.
7,218 1,058,448
Merck & Company, Inc.
7,656 983,796
Coca-Cola Co.
12,003 975,484
Philip Morris International, Inc.
4,831 873,976
Amgen, Inc.
1,673 605,827
Thermo Fisher Scientific, Inc.
1,152 577,567
PepsiCo, Inc.
4,237 573,690
Abbott Laboratories
5,399 489,905
Gilead Sciences, Inc.
3,849 486,283
Intuitive Surgical, Inc.*
1,098 436,653
Pfizer, Inc.
17,667 425,421
CVS Health Corp.
3,955 409,145
Vertex Pharmaceuticals, Inc.*
787 390,926
S&P Global, Inc.
940 382,824
Altria Group, Inc.
5,176 372,413
Danaher Corp.
1,953 372,007
Bristol-Myers Squibb Co.
6,330 364,735
Stryker Corp.
1,069 336,564
Quanta Services, Inc.
465 334,819
Medtronic plc
3,980 311,355
McKesson Corp.
373 281,839
Automatic Data Processing,
Inc.
1,239 277,474
Elevance Health, Inc.
673 260,269
Mondelez International,
Inc. — Class A
3,979 230,145
Colgate-Palmolive Co.
2,480 227,366
Cigna Group
820 226,058
United Rentals, Inc.
194 219,781
Monster Beverage Corp.*
2,213 212,714
Moody's Corp.
466 211,061
Boston Scientific Corp.*
4,607 196,627
Regeneron Pharmaceuticals,
Inc.
310 193,297
HCA Healthcare, Inc.
481 187,537
Cintas Corp.
1,054 179,264
Corteva, Inc.
2,073 175,562
Cardinal Health, Inc.
726 172,469
Cencora, Inc.
603 170,637
Edwards Lifesciences Corp.*
1,785 161,471
Humana, Inc.
372 147,766
Keurig Dr Pepper, Inc.
4,217 138,022
Becton Dickinson & Co.
854 129,236
IDEXX Laboratories, Inc.*
245 128,978
Block, Inc.*
1,659 126,084
Sysco Corp.
1,482 123,866
PayPal Holdings, Inc.
2,734 118,054
Agilent Technologies, Inc.
876 116,359
Archer-Daniels-Midland Co.
1,494 114,142
Waters Corp.*
304 114,012
Kenvue, Inc.
5,951 113,724
Kimberly-Clark Corp.
1,029 112,953
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
CONSUMER, NON-CYCLICAL - 11.2% (continued)
IQVIA Holdings, Inc.*
517 $ 99,895
Biogen, Inc.*
458 98,955
Kroger Co.
1,758 97,622
Zoetis, Inc.
1,299 93,346
Centene Corp.*
1,454 93,332
GE HealthCare Technologies,
Inc.
1,410 90,254
ResMed, Inc.
450 87,696
Dexcom, Inc.*
1,196 80,551
Hershey Co.
459 80,532
West Pharmaceutical
Services, Inc.
219 78,621
Moderna, Inc.*
1,095 76,683
Verisk Analytics, Inc. — Class
A
406 72,889
Quest Diagnostics, Inc.
343 72,699
Labcorp Holdings, Inc.
254 71,120
Church & Dwight Company,
Inc.
734 71,110
Corpay, Inc.*
203 67,654
STERIS plc
304 64,013
Kraft Heinz Co.
2,646 62,499
Estee Lauder Companies,
Inc. — Class A
767 60,555
Constellation Brands,
Inc. — Class A
432 60,087
Incyte Corp.*
520 58,947
Equifax, Inc.
369 58,568
General Mills, Inc.
1,654 57,559
Viatris, Inc.
3,610 57,327
Global Payments, Inc.
721 52,316
Zimmer Biomet Holdings, Inc.
600 51,654
Tyson Foods, Inc. — Class A
874 50,036
Bunge Global S.A.
421 44,933
Cooper Companies, Inc.*
605 43,385
McCormick & Company, Inc.
787 39,681
Revvity, Inc.
(a)
346 38,496
Avery Dennison Corp.
237 38,477
Rollins, Inc.
910 37,983
J M Smucker Co.
331 37,237
Clorox Co.
375 35,790
Solventum Corp.*
456 35,180
Align Technology, Inc.*
206 34,744
Bio-Techne Corp.
485 34,265
Baxter International, Inc.
(a)
1,601 34,133
Charles River Laboratories
International, Inc.*
149 33,792
Insulet Corp.*
215 32,734
Henry Schein, Inc.*
300 25,056
Universal Health Services,
Inc. — Class B
165 24,534
Hormel Foods Corp.
904 22,437
DaVita, Inc.*
100 22,248
Molson Coors Beverage
Co. — Class B
497 19,363
Brown-Forman Corp. — Class
B
522 13,911
Total Consumer, Non-cyclical 25,827,860
FINANCIAL - 11 .1%
Berkshire Hathaway,
Inc. — Class B*
5,683 2,843,716

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
| 37
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
FINANCIAL - 11.1% (continued)
JPMorgan Chase & Co.
8,306 $ 2,718,803
Visa, Inc. — Class A
5,145 1,765,198
Mastercard, Inc. — Class A
2,501 1,284,514
Bank of America Corp.
20,238 1,153,161
Goldman Sachs Group, Inc.
914 924,392
Wells Fargo & Co.
9,486 783,923
Morgan Stanley
3,716 776,793
Citigroup, Inc.
5,287 739,969
American Express Co.
1,650 558,112
Welltower, Inc. REIT
2,188 496,610
Charles Schwab Corp.
5,067 467,532
Blackrock, Inc.
447 429,817
Progressive Corp.
1,811 395,613
Prologis, Inc. REIT
2,890 391,508
Capital One Financial Corp.
1,929 386,996
Chubb Ltd.
1,118 380,947
Equinix, Inc. REIT
306 318,971
Bank of New York Mellon
Corp.
2,128 307,730
PNC Financial Services
Group, Inc.
1,245 306,544
U.S. Bancorp
4,812 290,645
Blackstone, Inc.
2,303 270,994
Marsh & McLennan
Companies, Inc.
1,493 248,838
CME Group, Inc.
1,123 247,992
American Tower Corp. REIT
1,444 236,195
Simon Property Group, Inc.
REIT
1,005 224,768
Aon plc — Class A
662 219,579
Travelers Companies, Inc.
659 217,549
Intercontinental Exchange,
Inc.
1,753 215,812
KKR & Company, Inc.
2,143 196,685
Truist Financial Corp.
3,862 192,405
Allstate Corp.
798 189,876
Digital Realty Trust, Inc. REIT
1,024 183,890
Arthur J Gallagher & Co.
796 182,738
Realty Income Corp. REIT
(a)
2,890 179,064
Apollo Global Management,
Inc.
1,430 169,183
Aflac, Inc.
1,420 166,495
Fifth Third Bancorp
2,809 158,343
Public Storage REIT
490 155,972
State Street Corp.
858 145,517
MetLife, Inc.
1,675 141,722
Ventas, Inc. REIT
(a)
1,507 133,822
Ameriprise Financial, Inc.
279 127,994
American International Group,
Inc.
1,643 122,453
CBRE Group, Inc. — Class A*
908 122,299
Interactive Brokers Group,
Inc. — Class A
1,381 120,202
Iron Mountain, Inc. REIT
922 116,458
Prudential Financial, Inc.
1,076 116,133
Hartford Insurance Group,
Inc.
850 112,642
Huntington Bancshares, Inc.
6,284 111,415
Nasdaq, Inc.
1,385 109,166
M&T Bank Corp.
454 108,057
Arch Capital Group Ltd.*
1,079 104,728
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
FINANCIAL - 11.1% (continued)
Crown Castle, Inc. REIT
1,353 $ 102,463
Coinbase Global,
Inc. — Class A*
689 100,725
Northern Trust Corp.
574 99,784
Extra Space Storage, Inc.
REIT
655 95,171
Citizens Financial Group, Inc.
1,311 91,862
VICI Properties, Inc. — Class
A REIT
3,387 89,925
Cincinnati Financial Corp.
479 88,682
Raymond James Financial,
Inc.
538 81,792
AvalonBay Communities, Inc.
REIT
431 81,325
Regions Financial Corp.
2,645 79,879
Synchrony Financial
1,043 79,320
Cboe Global Markets, Inc.
324 78,625
Willis Towers Watson plc
293 76,581
T. Rowe Price Group, Inc.
664 75,490
Ares Management
Corp. — Class A
654 72,797
Equity Residential REIT
1,057 71,802
KeyCorp
2,857 65,854
Principal Financial Group, Inc.
609 65,638
W R Berkley Corp.
912 64,323
Loews Corp.
523 59,209
SBA Communications
Corp. — Class A REIT
329 58,055
Essex Property Trust, Inc.
REIT
199 58,026
Brown & Brown, Inc.
(a)
904 57,992
Weyerhaeuser Co. REIT
2,235 53,506
Kimco Realty Corp. REIT
2,090 52,982
Invitation Homes, Inc. REIT
1,694 51,176
Mid-America Apartment
Communities, Inc. REIT
361 50,157
Host Hotels & Resorts, Inc.
REIT
1,974 46,804
Healthpeak Properties, Inc.
REIT
2,137 45,732
Everest Group Ltd.
123 43,939
Globe Life, Inc.
241 43,062
Assurant, Inc.
154 41,354
Regency Centers Corp. REIT
511 40,747
UDR, Inc. REIT
916 36,567
Invesco Ltd.
1,374 36,260
CoStar Group, Inc.*
1,266 35,853
Camden Property Trust REIT
312 35,721
Franklin Resources, Inc.
950 31,606
BXP, Inc. REIT
460 30,503
Federal Realty Investment
Trust REIT
244 30,119
Alexandria Real Estate
Equities, Inc. REIT
486 25,685
Erie Indemnity Co. — Class
A
(a)
79 18,940
Total Financial 25,616,513
INDUSTRIAL - 7 .5%
Caterpillar, Inc.
1,428 1,520,677
General Electric Co.
3,234 1,208,643
GE Vernova, Inc.
833 978,658
RTX Corp.
4,174 791,933

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
38 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
INDUSTRIAL - 7.5% (continued)
Amphenol Corp. — Class A
3,813 $ 672,308
Boeing Co.*
2,444 529,053
Eaton Corporate plc
1,204 513,048
Union Pacific Corp.
1,840 500,480
Deere & Co.
779 494,143
Vertiv Holdings Co. — Class A
1,191 398,771
Parker-Hannifin Corp.
391 382,445
Trane Technologies plc
685 336,445
Howmet Aerospace, Inc.
1,240 333,386
Lockheed Martin Corp.
629 320,450
General Dynamics Corp.
787 278,787
Johnson Controls
International plc
1,891 276,294
CSX Corp.
5,760 273,773
3M Co.
1,617 261,808
Waste Management, Inc.
1,145 255,198
United Parcel Service,
Inc. — Class B
2,314 248,755
Emerson Electric Co.
1,736 248,508
Coherent Corp.*
606 239,049
TransDigm Group, Inc.
173 230,443
CRH plc
2,071 221,597
Honeywell International, Inc.
982 219,870
Illinois Tool Works, Inc.
812 219,622
Norfolk Southern Corp.
696 218,955
Honeywell Aerospace, Inc.*
982 217,101
Comfort Systems USA, Inc.
109 216,033
FedEx Corp.
680 212,928
Northrop Grumman Corp.
414 210,854
Keysight Technologies, Inc.*
532 186,237
Flex Ltd.*
1,140 184,760
TE Connectivity plc
905 182,457
Carrier Global Corp.
2,420 177,507
AMETEK, Inc.
710 171,777
Rockwell Automation, Inc.
345 170,803
L3Harris Technologies, Inc.
577 167,670
Westinghouse Air Brake
Technologies Corp.
526 141,810
Axon Enterprise, Inc.*
250 140,153
Republic Services,
Inc. — Class A
620 132,110
Jabil, Inc.
327 126,052
Old Dominion Freight Line,
Inc.
567 122,812
Garmin Ltd.
508 120,670
Vulcan Materials Co.
402 118,594
EMCOR Group, Inc.
138 114,523
Martin Marietta Materials, Inc.
186 107,266
Teledyne Technologies, Inc.*
144 96,034
Dover Corp.
417 93,525
Ingersoll Rand, Inc.
1,104 90,517
Xylem, Inc.
737 87,121
Hubbell, Inc. — Class B
164 85,805
Otis Worldwide Corp.
1,189 85,132
Mettler-Toledo International,
Inc.*
63 80,483
Smurfit Westrock plc
1,626 75,219
CH Robinson Worldwide, Inc.
365 68,744
Veralto Corp.
761 67,485
J.B. Hunt Transport Services,
Inc.
231 66,858
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
INDUSTRIAL - 7.5% (continued)
Expeditors International of
Washington, Inc.
405 $ 66,007
Packaging Corporation of
America
274 65,289
Snap-on, Inc.
161 64,786
Amcor plc
1,433 62,121
Fortive Corp.
945 57,730
Lennox International, Inc.
98 56,149
Generac Holdings, Inc.*
182 53,291
IDEX Corp.
229 51,972
Ball Corp.
825 51,480
Fedex Freight Holding
Company, Inc.*
337 50,887
Masco Corp.
625 50,856
Nordson Corp.
164 49,477
Textron, Inc.
539 49,442
Jacobs Solutions, Inc.
366 46,116
Stanley Black & Decker, Inc.
482 45,366
Pentair plc
501 38,407
Allegion plc
266 37,370
Trimble, Inc.*
723 37,003
Huntington Ingalls Industries,
Inc.
122 34,147
Builders FirstSource, Inc.*
333 29,797
A O Smith Corp.
(a)
347 21,764
Total Industrial 17,311,596
CONSUMER, CYCLICAL - 6 .4%
Tesla, Inc.*
8,727 3,670,576
Walmart, Inc.
13,589 1,539,090
Costco Wholesale Corp.
1,375 1,286,271
Home Depot, Inc.
3,087 1,088,723
McDonald's Corp.
2,202 595,223
TJX Companies, Inc.
3,428 519,342
Lowe's Companies, Inc.
1,736 382,771
Starbucks Corp.
3,533 361,037
Cummins, Inc.
428 305,254
Marriott International,
Inc. — Class A
678 251,260
Royal Caribbean Cruises Ltd.
773 245,451
O'Reilly Automotive, Inc.*
2,569 236,579
Hilton Worldwide Holdings,
Inc.
706 233,305
General Motors Co.
2,795 215,439
Ross Stores, Inc.
999 212,637
PACCAR, Inc.
1,631 195,916
Delta Air Lines, Inc.
2,025 189,661
Target Corp.
1,408 183,899
WW Grainger, Inc.
135 183,654
Fastenal Co.
3,559 170,939
Ford Motor Co.
12,132 168,635
AutoZone, Inc.*
51 162,993
NIKE, Inc. — Class B
3,718 152,624
Carvana Co. — Class A*
2,220 146,120
United Airlines Holdings, Inc.*
1,006 136,806
Yum! Brands, Inc.
854 136,520
Chipotle Mexican Grill,
Inc. — Class A*
3,976 135,184
DR Horton, Inc.
817 133,073
Carnival Corporation Ltd.
3,988 113,937
Tapestry, Inc.
626 91,634

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
| 39
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
CONSUMER, CYCLICAL - 6.4% (continued)
Casey's General Stores, Inc.
115 $ 91,401
Live Nation Entertainment,
Inc.*
,(a)
491 89,907
Williams-Sonoma, Inc.
365 85,082
PulteGroup, Inc.
590 80,954
Dollar General Corp.
683 78,620
Southwest Airlines Co.
1,515 77,901
Copart, Inc.*
2,747 77,438
Darden Restaurants, Inc.
355 73,134
Dollar Tree, Inc.*
561 67,853
Ulta Beauty, Inc.*
135 60,882
Lennar Corp. — Class A
667 60,357
NVR, Inc.*
8 54,507
Tractor Supply Co.
1,626 51,398
Genuine Parts Co.
427 50,377
Ralph Lauren Corp. — Class
A
120 48,169
Best Buy Co, Inc.
607 46,059
Deckers Outdoor Corp.*
440 43,688
Las Vegas Sands Corp.
924 42,680
Aptiv plc*
656 40,265
TKO Group Holdings,
Inc. — Class A
(a)
195 39,255
Lululemon Athletica, Inc.*
325 37,108
Hasbro, Inc.
417 34,440
Norwegian Cruise Line
Holdings Ltd.*
1,423 30,040
MGM Resorts International*
595 28,447
Domino's Pizza, Inc.
95 28,124
Wynn Resorts Ltd.
260 25,243
Total Consumer, Cyclical 14,887,882
ENERGY - 2 .6%
Exxon Mobil Corp.
12,848 1,756,579
Chevron Corp.
5,803 961,905
ConocoPhillips
3,776 392,553
Williams Companies, Inc.
3,791 281,823
Valero Energy Corp.
920 239,605
Marathon Petroleum Corp.
905 231,381
SLB Ltd.
4,634 215,435
EOG Resources, Inc.
1,651 214,184
Phillips 66
1,243 210,129
Kinder Morgan, Inc.
6,069 194,026
Targa Resources Corp.
665 178,313
Baker Hughes Co. — Class A
3,075 170,662
ONEOK, Inc.
1,953 169,794
Devon Energy Corp.
3,574 147,678
Occidental Petroleum Corp.
2,251 109,331
Diamondback Energy, Inc.
602 105,819
EQT Corp.
1,939 103,097
Halliburton Co.
2,589 87,896
Texas Pacific Land Corp.
180 78,775
First Solar, Inc.*
333 78,575
Expand Energy Corp.
742 67,663
APA Corp.
1,096 35,697
Total Energy 6,030,920
UTILITIES - 1 .9%
NextEra Energy, Inc.
6,464 567,345
Southern Co.
3,494 334,411
Duke Energy Corp.
2,417 305,944
A
A
A SHARES VALUE
COMMON STOCKS - 86.4% (continued)
UTILITIES - 1.9% (continued)
Constellation Energy Corp.
991 $ 246,135
American Electric Power
Company, Inc.
1,687 230,798
Sempra
2,026 187,830
Dominion Energy, Inc.
2,726 186,159
Entergy Corp.
1,419 162,986
Vistra Corp.
982 155,775
Xcel Energy, Inc.
1,935 155,381
Exelon Corp.
3,172 147,879
Consolidated Edison, Inc.
1,142 126,339
Public Service Enterprise
Group, Inc.
1,545 125,392
WEC Energy Group, Inc.
1,010 117,938
PG&E Corp.
6,826 114,813
DTE Energy Co.
645 98,279
Ameren Corp.
858 96,988
NRG Energy, Inc.
654 95,523
CenterPoint Energy, Inc.
2,028 89,313
Atmos Energy Corp.
517 89,064
Edison International
1,193 88,819
PPL Corp.
2,332 84,768
Eversource Energy
1,166 84,267
American Water Works
Company, Inc.
605 79,606
FirstEnergy Corp.
1,614 76,730
CMS Energy Corp.
(a)
958 73,287
NiSource, Inc.
1,486 70,659
Evergy, Inc.
715 61,797
Alliant Energy Corp.
801 61,108
Pinnacle West Capital Corp.
(a)
376 40,232
AES Corp.
2,211 32,413
Total Utilities 4,387,978
BASIC MATERIALS - 1 .2%
Linde plc
1,433 743,641
Newmont Corp.
3,309 309,061
Freeport-McMoRan, Inc.
4,456 280,238
Sherwin-Williams Co.
711 244,812
Ecolab, Inc.
785 218,709
Air Products and Chemicals,
Inc.
690 202,294
Nucor Corp.
706 157,262
Qnity Electronics, Inc.
649 105,988
Steel Dynamics, Inc.
420 96,373
PPG Industries, Inc.
691 83,811
International Flavors &
Fragrances, Inc.
(a)
791 62,663
International Paper Co.
1,641 62,522
Dow, Inc.
2,234 61,122
DuPont de Nemours, Inc.
425 57,647
CF Industries Holdings, Inc.
476 51,532
Albemarle Corp.
366 49,421
LyondellBasell Industries
N.V. — Class A
800 42,120
Mosaic Co.
985 20,872
Total Basic Materials 2,850,088
Total Common Stocks
(Cost $95,930,969) 199,800,706

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
40 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(b)
- 2 .6%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c),(d)
5,952,064 $ 5,952,064
Total Money Market Funds
(Cost $5,952,064) 5,952,064
SECURITIES LENDING COLLATERAL
(b)
- 0 .0%
MONEY MARKET FUNDS - 0 .0%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(c)
6,904 6,904
Total Securities Lending Collateral
(Cost $6,904) 6,904
FACE
AMOUNT
U.S. TREASURY BILLS - 6 .0%
U.S. Treasury Bills
3.63% due 08/11/26
(d),(e)
$ 9,000,000 8,963,041
A
A
A
FACE
AMOUNT VALUE
U.S. TREASURY BILLS - 6.0% (continued)
3.63% due 08/20/26
(d),(e)
$ 5,000,000 $ 4,974,471
Total U.S. Treasury Bills
(Cost $13,938,006) 13,937,512
REPURCHASE AGREEMENTS
(f)
- 3 .9%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 4,453,138 4,453,138
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 4,452,923 4,452,923
Total Repurchase Agreements
(Cost $8,906,061) 8,906,061
Total Investments - 98.9%
(Cost $124,734,004) $ 228,603,247
Other Assets & Liabilities, net - 1.1% 2,625,840
Total Net Assets - 100.0% $ 231,229,087
*
Non-income producing security.
(a)
All or a portion of this security is on loan at June 30, 2026 — See Note 5 .
(b)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c)
Rate indicated is the 7-day yield as of June 30, 2026.
(d)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(e)
Rate indicated is the effective yield at the time of purchase.
(f)
Repurchase Agreements — See Note 4 .
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 68 Sep 2026 $ 25,659,800 $ 142,405
– –

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
S&P 500
®
2x STRATEGY FUND
June 30, 2026
| 41
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
BNP Paribas S&P 500 Index Pay
4.48% (Federal
Funds Rate +
0.85%) At Maturity 09/22/26 16,856 $ 126,408,703 $ 2,938,989
Barclays Bank
plc S&P 500 Index Pay
4.58% (SOFR +
0.90%) At Maturity 09/28/26 5,956 44,667,251 (140,430)
Goldman Sachs
International S&P 500 Index Pay
4.58% (Federal
Funds Rate +
0.95%) At Maturity 09/24/26 8,882 66,611,162 (612,862)
$ 237,687,116 $ 2,185,697
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 199,800,706 $ — $ — $ 199,800,706
Money Market Funds 5,952,064 — — 5,952,064
Securities Lending Collateral 6,904 — — 6,904
U.S. Treasury Bills — 13,937,512 — 13,937,512
Repurchase Agreements — 8,906,061 — 8,906,061
Equity Futures Contracts
(a)
142,405 — — 142,405
Equity Index Swap Agreements
(a)
— 2,938,989 — 2,938,989
Total Assets $ 205,902,079 $ 25,782,562 $ — $ 231,684,641
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 753,292 $ — $ 753,292
(a)
Reported as unrealized appreciation/(depreciation) at period end.

42 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVERSE S&P 500
®
2x STRATEGY FUND
June 30, 2026
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 0 .2%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b),(c)
215,287 $ 215,287
Total Money Market Funds
(Cost $215,287) 215,287
FACE
AMOUNT
REPURCHASE AGREEMENTS
(d)
- 3 .2%
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 $ 1,510,614 1,510,614
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,510,542 1,510,542
Total Repurchase Agreements
(Cost $3,021,156) 3,021,156
A
A
A
FACE
AMOUNT VALUE
FEDERAL AGENCY BONDS - 3 .3%
Federal Home Loan Bank
3.63% (SOFR + 0.01%) due
08/05/26
◊
$ 3,000,000 $ 2,999,966
Total Federal Agency Bonds
(Cost $2,999,972) 2,999,966
Total Investments - 6.7%
(Cost $6,236,415) $ 6,236,409
Other Assets & Liabilities, net - 93.3% 87,490,152
Total Net Assets - 100.0% $ 93,726,561
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
All or a portion of this security is pledged as equity index swap collateral at June 30, 2026.
(d)
Repurchase Agreements — See Note 4 .
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(a)
Equity Futures Contracts Sold Short
S&P 500 Index Mini Futures Contracts 87 Sep 2026 $ 32,829,450 $ 1,708
– –
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International S&P 500 Index Receive
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/24/26 10,533 $ 78,992,463 $ 55,506
Barclays Bank
plc S&P 500 Index Receive
4.28% (SOFR +
0.60%) At Maturity 09/28/26 8,296 62,216,710 16,512

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVERSE S&P 500
®
2x STRATEGY FUND
June 30, 2026
| 43
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(b)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
BNP Paribas S&P 500 Index Receive
4.08% (Federal
Funds Rate +
0.45%) At Maturity 09/22/26 1,775 $ 13,307,918 $ (143,455)
$ 154,517,091 $ (71,437)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 215,287 $ — $ — $ 215,287
Repurchase Agreements — 3,021,156 — 3,021,156
Federal Agency Bonds — 2,999,966 — 2,999,966
Equity Futures Contracts
(a)
1,708 — — 1,708
Equity Index Swap Agreements
(a)
— 72,018 — 72,018
Total Assets $ 216,995 $ 6,093,140 $ — $ 6,310,135
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Equity Index Swap Agreements
(a)
$ — $ 143,455 $ — $ 143,455
(a)
Reported as unrealized appreciation/(depreciation) at period end.

44 | RYDEX DYNAMIC FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Fund Name Diversification Status
Dow 2x Strategy Fund Non-diversified
Inverse Dow 2x Strategy Fund Non-diversified
NASDAQ-100
®
2x Strategy Fund Non-diversified
Inverse NASDAQ-100
®
2x Strategy Fund Non-diversified
Russell 2000
®
2x Strategy Fund Non-diversified
Inverse Russell 2000
®
2x Strategy Fund Non-diversified
S&P 500
®
2x Strategy Fund Non-diversified
Inverse S&P 500
®
2x Strategy Fund Non-diversified

RYDEX DYNAMIC FUNDS | 45
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as
Note 1 ‒ Organization and Significant Accounting Policies (continued)

46 | RYDEX DYNAMIC FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Derivatives
As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds utilized derivatives for the following purposes:
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.
Liquidity: the ability to buy or sell exposure with little price/market impact.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedule of Investments.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

RYDEX DYNAMIC FUNDS | 47
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
Note 2 ‒ Derivatives (continued)

48 | RYDEX DYNAMIC FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102%
of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2026, the repurchase agreements in the joint account were as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 5 ‒ Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon Corp. ("BNY") acts as the lending agent, and
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
J.P. Morgan Securities LLC 3.64%
Due
07/01/26
$ 33,929,033 $ 33,932,210 U.S. Treasury Strip Coupon
0.00%
Due 05/15/29 $ 39,017,530 $ 34,607,613
— — —
Bank of America Securities, Inc.
3.63% Due
07/01/26
33,927,400 33,930,830 U.S. Treasury Bond
2.00%
Due 02/15/50 8,532,000 5,096,151
U.S. Treasury Inflation-
Protected Security
0.13%
Due 10/15/26 21,873,600 26,513,247
U.S. Treasury Note
2.25% - 2.88%
Due 08/15/27 - 05/15/28 3,039,300 2,995,860
U.S. Treasury Inflation-
Protected Security
0.88% - 2.50%
Due 01/15/29 - 02/15/47 400 575
U.S. Treasury Strip Coupon
0.00%
Due 08/15/31 - 08/15/37 164 115
33,445,464 34,605,948
67,856,433
Note 3 ‒ Fair Value Measurement (continued)

RYDEX DYNAMIC FUNDS | 49
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
other approved registered broker dealers act as the borrowers. The Funds receive cash and non-cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional
Shares. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
At June 30, 2026, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause
Fund
Value of
Securities
Loaned
Collateral
Received
(a)
Net
Amount
Cash
Collateral
Invested
Non-Cash
Collateral
Total
Collateral
Russell 2000
®
2x Strategy
Fund
$ 2,185,635 $ (2,185,635) $ — $ 202,417 $ 2,022,409 $ 2,224,826
S&P 500
®
2x Strategy Fund
532,298 (532,298) — 6,904 539,010 545,914
(a)
Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
Note 5 ‒ Portfolio Securities Loaned (continued)

50 | RYDEX DYNAMIC FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 6 ‒ Market Risks (continued)

RYDEX DYNAMIC FUNDS | 51
OTHER INFORMATION
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.